UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 07755

Nuveen Multistate Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: February 29

Date of reporting period: May 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund

May 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 1.1%

$275	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Third Tier Series 2001C, 9.750%, 1/01/26	7/12 at 100.00	N/R	$275,968

1,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-2, 5.500%, 1/01/36 – ACA Insured	1/16 at 100.00	CCC	654,900

1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37 (4)	12/17 at 100.00	N/R	477,160

500	Morongo Band of Mission Indians, California, Enterprise Revenue Bonds, Series 2008B, 6.500%, 3/01/28	3/18 at 100.00	N/R	507,750

260	Norfolk Economic Development Authority, Virginia, Empowerment Zone Facility Revenue Bonds, BBL Old Dominion University LLC Project Revenue Bonds, Series 2006B, 5.625%, 11/01/15 (Alternative Minimum Tax)	No Opt. Call	N/R	238,030
3,035	Total Consumer Discretionary			2,153,808
	Consumer Staples – 4.5%

1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series 2007A, 5.000%, 6/01/47	6/17 at 100.00	BBB–	737,970

50	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 5.250%, 6/01/45	6/15 at 100.00	B–	37,179

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
1,000	4.500%, 6/01/27	6/17 at 100.00	BB–	823,410
2,750	5.000%, 6/01/33	6/17 at 100.00	BB–	2,109,993
1,600	5.750%, 6/01/47	6/17 at 100.00	BB–	1,282,880
1,000	5.125%, 6/01/47	6/17 at 100.00	BB–	723,390

1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37	6/22 at 100.00	BB–	748,030

	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A:
1,000	5.000%, 6/01/37	6/14 at 100.00	BB+	767,370
2,000	5.125%, 6/01/46	6/14 at 100.00	B+	1,515,920
11,400	Total Consumer Staples			8,746,142
	Education and Civic Organizations – 10.6%

2,000	California Educational Facilities Authority, Revenue Bonds, California College of the Arts, Series 2005, 5.000%, 6/01/35	6/15 at 100.00	BBB–	2,009,940

1,065	California Educational Facilities Authority, Revenue Bonds, Dominican University, Series 2006, 5.000%, 12/01/36	12/16 at 100.00	Baa3	1,070,538

75	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series 2005A, 5.000%, 10/01/35	10/15 at 100.00	A3	76,949

1,250	California Educational Facilities Authority, Revenue Bonds, University of Southern California, Tender Option Bond Trust 3144, 18.283%, 10/01/16 (IF)	No Opt. Call	Aa1	1,930,750

100	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006, 5.000%, 11/01/36	11/15 at 100.00	A2	103,403

	California Educational Facilities Authority, Revenue Bonds, Woodbury University, Series 2006:
1,165	5.000%, 1/01/30	1/15 at 100.00	Baa3	1,166,911
500	5.000%, 1/01/36	1/15 at 100.00	Baa3	489,805

1,000	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Education Foundation Project, Series 2006A, 5.250%, 6/01/36	6/16 at 100.00	BBB–	935,350

1,335	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A, 7.000%, 10/01/39	10/18 at 100.00	N/R	1,361,420

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund (continued)

May 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$300	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2012A, 6.625%, 1/01/32	1/22 at 100.00	N/R	$305,103

1,500	California Municipal Finance Authority, Revenue Refunding Bonds, Biola University, Series 2008A, 5.875%, 10/01/34	4/18 at 100.00	Baa1	1,611,045

750	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	BBB	811,155

1,000	California Statewide Communities Development Authority, Charter School Revenue Bonds, Rocketship 4 – Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41	12/21 at 100.00	N/R	1,072,700

815	California Statewide Community Development Authority, Charter School Revenue Bonds, Rocklin Academy Charter, Series 2011A, 8.250%, 6/01/41	6/21 at 100.00	BB+	938,041

500	California Statewide Community Development Authority, Revenue Bonds, California Baptist University, Series 2007A, 5.500%, 11/01/38	11/17 at 102.00	N/R	512,200

2,135	California Statewide Community Development Authority, Revenue Bonds, Drew School, Series 2007, 5.300%, 10/01/37	10/15 at 102.00	N/R	2,146,636

200	California Statewide Community Development Authority, Revenue Bonds, International School of the Peninsula, Palo Alto, California, Series 2006, 5.000%, 11/01/29	11/16 at 100.00	N/R	191,904

1,000	California Statewide Community Development Authority, Revenue Bonds, Live Oak School, Series 2000, 6.750%, 10/01/30	10/12 at 100.00	NA	1,011,370

395	California Statewide Community Development Authority, Revenue Bonds, Montessori in Redlands School, Series 2007A, 5.125%, 12/01/36	12/16 at 100.00	N/R	330,564

200	Hawaii Department of Budget and Finance, Private School Revenue Bonds, Montessori of Maui, Series 2007, 5.500%, 1/01/37	2/17 at 100.00	N/R	182,910

600	La Vernia Education Financing Corporation, Texas, Charter School Revenue Bonds, Riverwalk Education Foundation, Series 2007A, 5.450%, 8/15/36	8/12 at 100.00	N/R	520,344

100	Pima County Industrial Development Authority, Arizona, Choice Education and Development Charter School Revenue Bonds, Series 2006, 6.375%, 6/01/36	6/16 at 100.00	N/R	100,629

65	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Paradise Education Center Charter School, Series 2006, 6.000%, 6/01/36	6/16 at 100.00	BBB–	65,114

385	Pingree Grove Village, Illinois, Charter School Revenue Bonds, Cambridge Lakes Learning Center, Series 2007, 6.000%, 6/01/36	6/16 at 102.00	N/R	333,368

1,060	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006, 5.000%, 9/01/34	9/15 at 102.00	Baa3	1,071,130
19,495	Total Education and Civic Organizations			20,349,279
	Health Care – 12.1%

50	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist Health System/West, Series 2003A, 5.000%, 3/01/33	3/13 at 100.00	A	50,328

1,220	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Series 2012A, 5.000%, 8/15/51 (UB) (5)	8/22 at 100.00	AA	1,302,875

695	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Tender Option Trust 4726, 17.691%, 8/15/51 (IF) (5)	8/22 at 100.00	AA	883,845

1,000	California Municipal Financing Authority, Certificates of Participation, Community Hospitals of Central California, Series 2007, 5.250%, 2/01/27	2/17 at 100.00	BBB	1,035,190

1,500	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health System, Series 2007A, 5.125%, 7/15/31	7/17 at 100.00	N/R	1,514,910

495	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2008A, 5.500%, 7/01/30	7/17 at 100.00	A+	546,173

2	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of Los Angeles, Series 2007:
$250	5.000%, 8/15/39 – NPFG Insured	8/17 at 100.00	BBB	$252,548
2,500	5.000%, 8/15/47	8/17 at 100.00	BBB+	2,517,000

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
750	5.250%, 7/01/30	7/15 at 100.00	BBB	763,298
515	5.250%, 7/01/35	7/15 at 100.00	BBB	524,280
495	5.000%, 7/01/39	7/15 at 100.00	BBB	497,292

1,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Tender Option Bond Trust 1065, 17.058%, 4/01/42 (IF) (5)	4/22 at 100.00	A+	1,333,710

715	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3048, 18.142%, 11/15/32 (IF)	5/18 at 100.00	AA–	913,370

1,285	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3102, 18.142%, 11/15/48 (IF)	5/18 at 100.00	AA–	1,641,510

1,000	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Trust 2554, 18.352%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA–	1,325,320

1,490	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2008A, 8.250%, 12/01/38	12/17 at 100.00	BBB	1,706,899

1,060	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A, 7.000%, 11/01/35	11/20 at 100.00	BB+	1,107,817

500	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.750%, 11/01/39	11/19 at 100.00	Baa3	551,200

500	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41	11/20 at 100.00	Baa3	526,785

	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
1,000	8.000%, 12/01/26	12/21 at 100.00	BB	1,254,910
500	7.500%, 12/01/41	12/21 at 100.00	BB	594,035

2,500	Tulare Local Health Care District, California, Revenue Bonds, Series 2007, 5.200%, 11/01/32	11/17 at 100.00	BB+	2,405,600

60	Weatherford Hospital Authority, Oklahoma, Sales Tax Revenue Bonds, Series 2006, 6.000%, 5/01/31	5/16 at 103.00	N/R	57,007
21,080	Total Health Care			23,305,902
	Housing/Multifamily – 4.1%

1,400	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010B, 7.250%, 8/15/45	8/20 at 100.00	N/R	1,450,036

295	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012A, 5.500%, 8/15/47	8/22 at 100.00	BBB	304,511

480	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	A1	491,914

400	California Municipal Finance Authority, Revenue Bonds, University Students Coop Association, Series 2007, 4.750%, 4/01/27	4/17 at 100.00	BBB–	403,240

120	California Statewide Communities Development Authority, Multifamily Housing Revenue Subordinate Bonds Stanford Arms Seniors Apartments Series 2001-P2, Pass-Through Certificates of Beneficial Ownership, 5.750%, 11/01/34 (Mandatory put 11/01/16) (Alternative Minimum Tax)	12/12 at 100.00	N/R	120,322

1,000	California Statewide Community Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2007, 5.625%, 6/01/33	6/17 at 102.00	N/R	1,014,720

370	California Statewide Community Development Authority, Multifamily Housing Revenue Bonds, Magnolia City Lights, Series 1999X, 6.650%, 7/01/39	7/12 at 100.00	N/R	370,033

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund (continued)

May 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily (continued)

$1,000	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San Juan Mobile Estates Project, Series 2006A, 5.125%, 5/15/41	5/16 at 100.00	BBB+	$1,011,920

1,250	Richmond, California, Joint Powers Financing Agency Multifamily Housing Revenue Bonds, Westridge Hilltop Apartments, Series 2007, 5.000%, 12/15/33	12/12 at 100.00	Baa1	1,161,225

495	Santa Clara County Housing Authority, California, Multifamily Housing Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39	9/12 at 100.00	N/R	487,481

726	Ventura County Area Housing Authority, California, Mira Vista Senior Apartments Project, Junior Subordinate Series 2006C, 6.500%, 12/01/39 (Mandatory put 7/01/16) (Alternative Minimum Tax)	No Opt. Call	N/R	695,312

485	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds, Rutland Place, Series 2007A, 6.300%, 7/01/37	7/17 at 100.00	N/R	297,528
8,021	Total Housing/Multifamily			7,808,242
	Housing/Single Family – 0.5%

500	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2007E, 4.800%, 8/01/37 (Alternative Minimum Tax)	2/17 at 100.00	BBB	458,620

600	California Housing Finance Agency, Home Mortgage Revenue Bonds, Tender Option Bond Trust 3206, 7.924%, 8/01/25 (Alternative Minimum Tax) (IF)	2/16 at 100.00	BBB	529,434
1,100	Total Housing/Single Family			988,054
	Industrials – 0.2%

65	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)	1/16 at 102.00	BBB	71,183

1,000	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (4)	No Opt. Call	D	219,640

250	Kootenai County Industrial Development Corporation, Idaho, Industrial Development Revenue Bonds, Coeur d’Alene Fiber Fuels, Inc., Series 2006, 6.750%, 12/01/26 (6)	12/16 at 100.00	N/R	—

750	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax) (4)	7/17 at 102.00	N/R	105,075
2,065	Total Industrials			395,898
	Long-Term Care – 2.7%

	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series 2009:
500	8.000%, 11/01/29	11/19 at 100.00	Baa1	587,230
1,040	8.500%, 11/01/39	11/19 at 100.00	AA	1,232,722

520	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes of the West, Series 2010, 6.250%, 10/01/39	10/19 at 100.00	BBB+	556,982

1,000	California Statewide Community Development Authority, Revenue Bonds, Hollenbeck Palms, Magnolia Assisted Living, Series 2007A, 4.600%, 2/01/37 – RAAI Insured (Alternative Minimum Tax)	2/17 at 100.00	N/R	890,340

1,000	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care, Lenbrook Square Project, Series 2006A, 5.125%, 7/01/37	7/17 at 100.00	N/R	831,780

50	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, CDF Healthcare of Louisiana LLC, Series 2006A, 7.000%, 6/01/36	6/16 at 101.00	N/R	49,713

1,000	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Retirement Community of Cary North Carolina, Series 2012A, 8.625%, 6/01/47 (WI/DD, Settling 6/13/12)	6/22 at 100.00	N/R	1,004,640
5,110	Total Long-Term Care			5,153,407

4	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General – 1.2%

$385	Bessemer, Alabama, General Obligation Warrants, Series 2007, 6.500%, 2/01/37	2/17 at 102.00	N/R	$297,189

1,000	Guam Government, General Obligation Bonds, 2009 Series A, 7.000%, 11/15/39	11/19 at 100.00	B+	1,115,270

500	Guam, General Obligation Bonds, Series 2007A, 5.250%, 11/15/37	11/17 at 100.00	B+	501,655

250	Palomar Pomerado Health, California, General Obligation Bonds, Tender Option Bond Trust 4683, 17.008%, 8/01/37 – NPFG Insured (IF) (5)	8/17 at 100.00	A+	314,710
2,135	Total Tax Obligation/General			2,228,824
	Tax Obligation/Limited – 46.2%

4,305	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public Improvement Project, Series 1997C, 0.000%, 9/01/35 – AGM Insured	No Opt. Call	AA–	1,184,004

1,000	Azusa Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged West End Development, Series 2007B, 5.300%, 8/01/36	8/17 at 100.00	N/R	872,610

725	Azusa, California, Special Tax Bonds, Community Facilities District 2005-1 Rosedale Improvement Area 1, Series 2007, 5.000%, 9/01/27	9/17 at 100.00	N/R	686,408

1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 20 Series 2012B, 5.950%, 9/01/35	9/22 at 100.00	NA	1,017,550

1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 8C, Series 2007E, 6.250%, 9/01/38	9/12 at 100.00	N/R	1,014,720

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 8D & 17B, Series 2009B:
225	8.875%, 9/01/34	9/12 at 103.00	N/R	233,451
450	8.625%, 9/01/39	9/12 at 103.00	N/R	466,502

300	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2006B, 5.050%, 9/01/37	9/12 at 101.00	N/R	277,053

1,000	Borrego Water District, California, Community Facilities District 2007-1 Montesoro, Special Tax Bonds, Series 2007, 5.750%, 8/01/32 (4)	8/17 at 102.00	N/R	320,260

1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2012A, 5.000%, 4/01/37	4/22 at 100.00	A2	1,061,780

1,000	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Huntington Beach Solar Projects, Series 2010, 7.500%, 1/01/31	1/21 at 100.00	N/R	1,067,420

1,415	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Irvine Unified School District Solar Projects, Series 2010, 7.500%, 7/01/30	1/20 at 100.00	N/R	1,501,683

1,000	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41	9/21 at 100.00	N/R	1,053,190

250	California Statewide Community Development Authority, Revenue Bonds, Epidaurus Project, Series 2004A, 7.750%, 3/01/34	3/14 at 102.00	N/R	260,240

800	Chino, California, Special Tax Bonds, Community Facilities District 2009-1, Watson Commerce Center, Series 2010, 6.750%, 9/01/40	9/20 at 100.00	N/R	826,040

990	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36 (5)	12/21 at 100.00	A+	1,181,733

1,610	Desert Hot Springs Redevelopment Agency, California, Merged Redevelopment Project Tax Allocation Bonds, Series 2008A-2, 5.000%, 9/01/23	9/18 at 100.00	B	1,220,235

100	Eastern Municipal Water District, California, Special Tax Bonds, Community Facility District 2005-38 Improvement Area A, Series 2006, 5.200%, 9/01/36	9/12 at 102.00	N/R	100,597

950	El Dorado County, California, Special Tax Bonds, Blackstone Community Facilities District 2005-1, Series 2005, 5.250%, 9/01/35	9/14 at 102.00	N/R	865,631

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund (continued)

May 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$250	El Dorado County, California, Special Tax Bonds, Community Facilities District 2005-2, Series 2006, 5.100%, 9/01/36	9/14 at 102.00	N/R	$239,905

	Elk Grove Community Facilities District 2005-1, California, Special Tax Bonds, Series 2007:
80	5.000%, 9/01/18	9/17 at 100.00	N/R	76,074
10	5.000%, 9/01/20	9/17 at 100.00	N/R	9,139
50	5.125%, 9/01/22	9/12 at 103.00	N/R	44,753
1,000	5.200%, 9/01/27	9/15 at 102.00	N/R	802,310
1,225	5.250%, 9/01/37	9/15 at 102.00	N/R	952,217

500	Fairfield, California, Community Facilities District 2007-1 Special Tax Bonds, Fairfield Commons Project, Series 2008, 6.875%, 9/01/38	9/18 at 100.00	N/R	520,085

500	Folsom Public Financing Authority, California, Subordinate Special Tax Revenue Bonds, Series 2007B, 5.200%, 9/01/32	9/17 at 100.00	N/R	500,870

1,000	Fontana, California, Special Tax Bonds, Community Facilities District 31 Citrus Heights North, Series 2006, 5.000%, 9/01/36	9/14 at 102.00	N/R	925,840

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Tender Option Bond Trust 1011:
500	17.001%, 6/01/29 – AMBAC Insured (IF) (5)	8/12 at 100.00	A2	501,840
750	17.001%, 6/01/45 (IF) (5)	6/15 at 100.00	A2	796,290
1,000	16.980%, 6/01/45 – AMBAC Insured (IF) (5)	6/15 at 100.00	A2	1,061,630

1,000	Hawthorne, California, Special Tax Bonds, Community Facilities District 2006-1, Three Sixty Degrees @ South Bay, Series 2006, 5.000%, 9/01/36	9/16 at 102.00	N/R	901,260

1,000	Hemet Unified School District Community Facilities District 2005-3, Riverside County, California, Special Tax Bonds, Series 2007, 5.750%, 9/01/39	9/12 at 101.00	N/R	960,080

200	Hemet Unified School District, California, Community Facilities District 2005-1 Special Tax Bonds, Series 2006, 5.125%, 9/01/36	9/13 at 100.00	N/R	200,188

	Hercules Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005:
1,000	5.000%, 8/01/25 – AMBAC Insured	8/15 at 100.00	CC	689,400
500	4.750%, 8/01/35 – AMBAC Insured	8/15 at 100.00	CC	296,370

	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax Allocation Bonds, Series 2007A:
500	5.500%, 9/01/17 – SYNCORA GTY Insured	No Opt. Call	Ba1	506,770
1,250	5.500%, 9/01/22 – SYNCORA GTY Insured	9/17 at 100.00	Ba1	1,203,463
1,250	5.000%, 9/01/37 – SYNCORA GTY Insured	9/17 at 100.00	Ba1	985,163

295	Hesperia Unified School District, San Bernardino County, California, Community Facilities District 2006-5 Special Tax Bonds, Series 2007, 5.000%, 9/01/37	9/17 at 100.00	N/R	274,211

255	Hesperia, California, Improvement Act of 1915, Assessment District, 91-1, Joshua West Main Street, Series 1992, 8.500%, 9/02/24	9/12 at 100.00	N/R	263,749

870	Imperial, California, Community Facilities District 2006-2 Savanna Ranch Special Tax Bonds, Improvement Area 1, Series 2006, 5.000%, 9/01/26	9/14 at 102.00	N/R	874,559

150	Indio, California, Special Tax Bonds, Community Facilities District 2006-1 Sonora Wells, Series 2006, 5.050%, 9/01/26	9/16 at 100.00	N/R	146,709

120	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds, Series 2006A, 5.125%, 9/01/36	9/16 at 100.00	N/R	121,290

1,115	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 25 Eastvale Area, Series 2008A, 8.375%, 9/01/28	9/18 at 100.00	N/R	1,294,292

500	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 34 Eastvale Area , Series 2010A, 6.500%, 9/01/40	9/20 at 100.00	N/R	516,115

500	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 38 Eastvale Improvement Area 2, Series 2010A, 6.375%, 9/01/40	9/12 at 103.00	N/R	516,170

750	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area C, Series 2010A, 6.250%, 9/01/40	9/12 at 103.00	N/R	770,955

6	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$1,000	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Villages at Wasson Canyon, Series 2009B, 6.875%, 9/01/38	9/13 at 100.00	N/R	$1,015,860

1,000	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2004-3, Rosetta Canyon Improvement Area 2, Series 2006, 5.250%, 9/01/37	9/14 at 100.00	N/R	1,006,230

500	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2006A, 5.350%, 9/01/36	9/12 at 102.00	N/R	511,815

1,500	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2005-2 Improvement Area A, Series 2005A, 5.450%, 9/01/36	9/12 at 102.00	N/R	1,452,045

1,335	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Series 2009, 6.875%, 8/01/39	8/19 at 100.00	BBB+	1,487,844

	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Subordinate Refunding Series 2003:
500	4.750%, 8/01/27 – NPFG Insured	8/15 at 102.00	BBB+	492,535
1,000	4.750%, 8/01/33 – NPFG Insured	8/15 at 102.00	BBB+	914,990

1,275	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series 2011A, 7.250%, 9/01/38	9/21 at 100.00	A–	1,507,037

	March Joint Powers Redevelopment Agency, California, March Air Force Base Redevelopment Project Tax Allocation Revenue Bonds, Series 2011A:
300	7.250%, 8/01/31	8/21 at 100.00	BBB+	348,165
1,550	7.500%, 8/01/41	8/21 at 100.00	BBB+	1,797,349

500	March Joint Powers Redevelopment Agency, California, March Air Force Base Redevelopment Project Tax Allocation Revenue Bonds, Series 2011B, 7.500%, 8/01/41	8/21 at 100.00	BBB+	579,790

130	Merced, California, Community Facilities District 2005-1, Special Tax Bonds, Bellevue Ranch West, Series 2006, 5.300%, 9/01/36	9/12 at 103.00	N/R	82,661

65	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2004-5, Series 2006, 5.200%, 9/01/36	3/16 at 100.00	N/R	65,126

1,000	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2004-6, Series 2005, 5.200%, 9/01/36	9/12 at 103.00	N/R	1,007,640

1,000	Moreno Valley, California, Special Tax Bonds, Community Facilities District 5, Series 2007, 5.000%, 9/01/37	9/17 at 100.00	N/R	845,530

125	Murrieta Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2002-4, Series 2006B, 5.450%, 9/01/38	9/16 at 100.00	N/R	122,190

330	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	A–	376,787

830	Oakley Public Financing Authority, Contra Costa County, California, Revenue Bonds, Refunding Series 2012, 5.300%, 9/02/34	9/22 at 100.00	BBB–	852,667

1,000	Pacifica, California, Certificates of Participation, Series 2008, 5.375%, 1/01/37 – AMBAC Insured	1/16 at 102.00	A	1,064,700

	Palm Desert, California, Community Facilities District 2005-1, University Park Special Tax Bonds, Series 2006:
100	5.450%, 9/01/32	9/16 at 100.00	N/R	89,666
1,500	5.500%, 9/01/36	9/16 at 100.00	N/R	1,311,405

1,600	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.500%, 4/01/35	4/13 at 102.00	BB	1,638,832

1,000	Palm Drive Health Care District, Sonoma County, California, Parcel Tax Revenue Bonds, Series 2005, 5.250%, 4/01/30	4/13 at 102.00	BB	858,210

1,100	Perris Public Finance Authority, California, Local Agency Revenue Bonds, Perris Valley Vistas IA3, Series 2008B, 6.625%, 9/01/38	9/16 at 100.00	N/R	1,148,752

485	Perris Public Financing Authority, California, Local Agency Revenue Bonds, Series 2007D, 5.800%, 9/01/38	9/14 at 100.00	N/R	486,571

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund (continued)

May 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$220	Perris Union High School District Financing Authority, Riverside County, California, Revenue Bonds, Series 2011, 6.125%, 9/01/41	9/12 at 103.00	N/R	$226,923

570	Perris, California, Special Tax Bonds, Community Facilities District 2001-1, Improvement Area 5-A, Series 2006, 5.000%, 9/01/37	9/12 at 101.00	N/R	537,977

500	Rancho Cardova, California, Special Tax Bonds, Sunridge Anatolia Area Community Facilities District 2003-1, Series 2005, 5.500%, 9/01/37	9/13 at 102.00	N/R	496,580

2,000	Rancho Cardova, California, Special Tax Bonds, Sunridge Park Area Community Facilities District 2004-1, Series, 6.125%, 9/01/37	9/17 at 100.00	N/R	2,078,280

500	Redwood City, California, Special Tax Bonds, Community Facilities District 2010-1 One Marina, Series 2011, 7.500%, 9/01/31	9/16 at 103.00	N/R	545,695

2,000	Riverside County Community Facilities District 05-8 Scott Road, California, Special Tax Bonds, Series 2008, 7.250%, 9/01/38	9/17 at 100.00	N/R	2,063,080

1,710	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple Projects, Series 2004, 5.000%, 10/01/35 – SYNCORA GTY Insured	10/14 at 100.00	BBB	1,654,989

500	Riverside County Redevelopment Agency, California, Interstate 215 Corridor Redevelopment Project Area Tax Allocation Bonds, Series 2010E, 6.500%, 10/01/40	10/20 at 100.00	A–	549,490

205	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2011A, 7.125%, 10/01/42	10/21 at 100.00	A–	239,071

125	Riverside Unified School District, Riverside County, California, Community Facilities District 24 Special Tax Bonds, Series 2006, 5.100%, 9/01/36	9/14 at 102.00	N/R	121,766

1,000	Riverside, California, Improvement Bond Act of 1915, Special Assessment Bonds, Hunter Park Assessment District, Series 2006, 5.200%, 9/02/36	9/16 at 101.00	N/R	987,700

1,000	Roseville Financing Authority, California, Special Tax Revenue Bonds, Refunding Series 2007B, 5.000%, 9/01/33	9/17 at 100.00	N/R	946,090

1,700	Roseville, California, Special Tax Bonds, Community Facilities District 1 – Westpark, Series 2005, 5.200%, 9/01/36	9/15 at 100.00	N/R	1,618,893

1,800	Roseville, California, Special Tax Bonds, Community Facilities District 1, Fiddyment Ranch, Series 2006, 5.125%, 9/01/26	9/16 at 100.00	N/R	1,807,002

1,510	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program Facilities Projects, Tender Option Bond Trust 4698, 18.181%, 12/01/33 – AMBAC Insured (IF) (5)	No Opt. Call	Aa3	2,332,708

1,495	Sacramento, California, Community Facilities District 05-1, College Square Special Tax Bonds, Series 2007, 5.900%, 9/01/37	9/17 at 100.00	N/R	1,469,794

459	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts Redevelopment Projects, Series 2007A, 6.000%, 3/27/26	6/12 at 100.00	N/R	410,851

100	San Jacinto Unified School District, Riverside County, California, Community Facilities District 2006-1 Special Tax Bonds, Infrastructure Projects, Series 2006, 5.200%, 9/01/36	9/16 at 100.00	N/R	97,305

2,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2007B, 4.250%, 8/01/36 – SYNCORA GTY Insured	8/17 at 100.00	BBB	1,747,640

500	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/24 – NPFG Insured	No Opt. Call	BBB	574,345

1,000	South Gate, California, Certificates of Participation, Series 2002A, 5.000%, 9/01/24 – AMBAC Insured	9/12 at 102.00	BB+	988,210

305	Stockton Public Financing Authority, California, Lease Revenue Bonds, Series 2004, 5.125%, 9/01/30 – FGIC Insured	9/14 at 100.00	BBB	274,832

2,500	Stockton, California, Special Tax Bonds, Arch Road Community Facilities District 99-02, Refunding Series 2007, 5.875%, 9/01/37	9/17 at 102.00	N/R	2,513,650

8	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2000-1, Tejon Industrial Complex Public Improvements, Refunding Series 2012:
$1,635	5.500%, 9/01/30	9/22 at 100.00	N/R	$1,725,317
500	5.500%, 9/01/33	9/22 at 100.00	N/R	520,225

1,000	Temecula Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project 1, Series 2002, 5.250%, 8/01/36 – NPFG Insured	8/12 at 100.00	A–	1,000,490

530	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011, 7.250%, 9/01/29	3/21 at 100.00	BBB+	593,282

650	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A, 7.650%, 9/01/42	9/21 at 100.00	BBB+	734,071

500	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011, 6.875%, 12/01/33	12/21 at 100.00	A	576,965

500	Val Verde Unified School District Financing Authority, California, Special Tax Revenue, Junior Lien Refunding Series 2003, 6.250%, 10/01/28	10/13 at 102.00	N/R	515,220

500	Victor Elementary School District, Los Angeles County, California, Community Facilities District 2005-1 Special Tax Bonds, Series 2007A, 5.500%, 9/01/37	9/15 at 102.00	N/R	480,195

600	West Hollywood Community Development Commission, California, East Side Redevelopment Project Series 2011 Tax Allocation Bonds Series 2011A, 7.500%, 9/01/42	9/21 at 100.00	BBB	680,430

590	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Refunding Series 2009B, 10.000%, 9/01/32	9/14 at 105.00	N/R	649,443

965	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Refunding Series 1999F, 6.100%, 9/01/29	9/12 at 100.00	N/R	967,200

500	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment Project 1, Subordinate Lien Series 2011A, 5.875%, 11/01/41	11/21 at 100.00	A	545,260

	Westside Union School District, California, Special Tax Bonds, Community Facilities District 2005-3, Series 2006:
700	5.000%, 9/01/26	9/14 at 102.00	N/R	702,072
295	5.000%, 9/01/36	9/14 at 102.00	N/R	276,852

1,000	Woodland Finance Authority, California, Lease Revenue Bonds, Series 2002, 5.000%, 3/01/32 – SYNCORA GTY Insured	3/13 at 102.00	A1	1,027,760

290	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 6.000%, 1/01/27	1/17 at 102.00	N/R	194,193

135	Yuba County, California, Special Tax Bonds, Community Facilities District 2004-1, Edgewater, Series 2005, 5.125%, 9/01/35	3/15 at 100.00	N/R	116,645
92,554	Total Tax Obligation/Limited			88,815,692
	Transportation – 6.7%

500	Bay Area Governments Association, California, BART SFO Extension, Airport Premium Fare Revenue Bonds, Series 2002A, 5.000%, 8/01/32 – AMBAC Insured	8/12 at 100.00	N/R	496,200

1,125	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2985, 17.196%, 4/01/17 (IF)	No Opt. Call	AA	1,626,953

	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 1999:
8,275	0.000%, 1/15/30	8/12 at 35.39	BBB–	2,894,761
615	0.000%, 1/15/32 – NPFG Insured	8/12 at 31.30	BBB	190,226

1,125	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Tender Option Bond Trust 10-27B, 18.179%, 5/15/40 (IF) (5)	5/20 at 100.00	AA	1,611,540

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund (continued)

May 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Transportation (continued)

	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue Bonds, Series 2006:
$35	5.450%, 7/01/20 (Alternative Minimum Tax)	7/14 at 102.00	N/R		$33,242
45	5.550%, 7/01/28 (Alternative Minimum Tax)	7/14 at 102.00	N/R		40,153

	Palm Springs, California, Airport Passenger Facility Charge Subordinate Refunding Revenue Bonds, Palm Springs International Airport, Series 2008:
250	6.400%, 7/01/23 (Alternative Minimum Tax)	7/14 at 102.00	N/R		246,268
515	6.500%, 7/01/27 (Alternative Minimum Tax)	7/14 at 102.00	N/R		504,468

140	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Revenue Bonds, American Airlines Inc., Series 1985A, 6.450%, 12/01/25 (4)	6/12 at 100.00	C		56,169

35	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1993A, 6.300%, 6/01/23 (Alternative Minimum Tax) (4)	12/12 at 100.00	C		18,260

2,320	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax) (4)	12/12 at 100.00	N/R		1,210,738

	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A:
2,000	0.000%, 1/15/25 – NPFG Insured	No Opt. Call	BBB		970,680
6,500	0.000%, 1/15/26 – NPFG Insured	No Opt. Call	BBB		2,979,145
23,480	Total Transportation				12,878,803
	U.S. Guaranteed – 0.1% (7)

100	California Statewide Community Development Authority, Revenue Bonds, Viewpoint School, Series 2004, 5.000%, 10/01/28 (Pre-refunded 10/01/14) – ACA Insured	10/14 at 100.00	BBB	(7)	110,586

10	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa		10,379

100	Sierra Kings Health Care District, Fresno County, California, Revenue Bonds, Series 2006A, 5.750%, 12/01/36 (Pre-refunded 12/01/16)	12/16 at 100.00	N/R	(7)	120,782
210	Total U.S. Guaranteed				241,747
	Utilities – 4.5%

	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A:
25	5.500%, 11/15/30	No Opt. Call	A		27,594
700	5.000%, 11/15/35	No Opt. Call	A		722,631
2,150	5.500%, 11/15/37	No Opt. Call	A		2,363,040

7,890	Merced Irrigation District, California, Certificates of Participation, Water and Hydroelectric Series 2008B, 0.000%, 9/01/33	9/16 at 32.62	A		2,042,642

1,000	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009B, 6.500%, 11/01/39	No Opt. Call	A		1,239,740

1,000	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009C, 6.500%, 11/01/39	No Opt. Call	A		1,239,740

1,000	Sacramento Municipal Utility District Financing Authority, California, Consumnes Power Plant Project Revenue Bonds, Series 2006, 5.125%, 7/01/29 – NPFG Insured	7/16 at 100.00	A–		1,060,320
13,765	Total Utilities				8,695,707
	Water and Sewer – 2.7%

500	Dinuba Financing Authority, California, Wastewater System Revenue Bonds, Series 2007, 5.375%, 9/01/38	9/17 at 100.00	N/R		467,020

1,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.500%, 7/01/30	7/20 at 100.00	Ba2		1,028,850

2,000	Oxnard, California, Financing Authority, Wastewater Revenue Bonds, Redwood Trunk Sewer and Headworks Projects, Series 2004A, 5.250%, 6/01/34 – FGIC Insured	6/14 at 100.00	BBB		2,067,620

10	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$1,500	Pico Rivera Water Authority, California, Water System Project, Revenue Refunding Bonds, Series 1999A, 5.500%, 5/01/29 – NPFG Insured	No Opt. Call	BBB	$1,601,370
5,000	Total Water and Sewer			5,164,860
$208,450	Total Investments (cost $174,614,108) – 97.2%			186,926,365
	Floating Rate Obligations – (0.5)%			(915,000)
	Other Assets Less Liabilities – 3.3% (8)			6,245,447
	Net Assets – 100%			$192,256,812

Investments in Derivatives at May 31, 2012

Forward Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (9)	Termination Date	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$3,600,000	Receive	3-Month USD-LIBOR	4.259%	Semi-Annually	6/28/12	6/28/41	$(1,476,139)
Morgan Stanley	2,000,000	Receive	3-Month USD-LIBOR	4.228	Semi-Annually	7/09/12	7/09/41	(804,176)
								$(2,280,315)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$186,926,365	$—	$186,926,365
Derivatives:
Forward Swaps*	—	(2,280,315)	—	(2,280,315)
Total	$—	$184,646,050	$—	$184,646,050
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund (continued)

May 31, 2012

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Municipal Bonds
Balance at the beginning of period	$475,030
Gains (losses):
Net realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	2,130
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	(477,160)
Balance at the end of period	$—

During the period ended May 31, 2012, the Fund recognized no transfers to or from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of May 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Interest Rate	Forward Swaps	Unrealized appreciation on forward swaps, net	$—	Unrealized depreciation on forward swaps, net	$2,280,315

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2012, the cost of investments (excluding investments in derivatives) was $173,156,470.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at May 31, 2012, were as follows:

Gross unrealized:
Appreciation	$18,621,504
Depreciation	(5,766,609)
Net unrealized appreciation (depreciation) of investments	$12,854,895

12	Nuveen Investments

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.

(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(8)	Other Assets Less Liabilities includes the net Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at May 31, 2012.

(9)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund

May 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Staples – 3.3%

$3,500	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Alameda County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29	6/12 at 100.00	Baa1	$3,473,785

400	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21	6/15 at 100.00	BB+	387,200

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
5,635	5.750%, 6/01/47	6/17 at 100.00	BB–	4,518,143
16,950	5.125%, 6/01/47	6/17 at 100.00	BB–	12,261,461
26,485	Total Consumer Staples			20,640,589
	Education and Civic Organizations – 5.0%

240	California Educational Facilities Authority, Revenue Bonds, Claremont Graduate University, Series 2007A, 5.000%, 3/01/20	3/17 at 100.00	A3	266,820

	California Educational Facilities Authority, Revenue Bonds, Claremont Graduate University, Series 2008A:
865	5.000%, 3/01/23	3/18 at 100.00	A3	942,582
500	5.125%, 3/01/28	3/18 at 100.00	A3	530,320

430	California Educational Facilities Authority, Revenue Bonds, Golden Gate University, Series 2005, 5.000%, 10/01/20	10/15 at 100.00	Baa3	444,900

1,000	California Educational Facilities Authority, Revenue Bonds, Pitzer College, Refunding Series 2009, 5.375%, 4/01/34	4/20 at 100.00	A	1,090,580

1,000	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series 2008A, 5.000%, 8/01/28	8/18 at 100.00	A3	1,057,760

	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
105	5.000%, 11/01/21	11/15 at 100.00	A2	112,851
1,000	5.000%, 11/01/30	11/15 at 100.00	A2	1,043,780

	California Educational Facilities Authority, Revenue Bonds, Woodbury University, Series 2006:
450	4.400%, 1/01/15	No Opt. Call	Baa3	458,015
470	4.500%, 1/01/16	1/15 at 100.00	Baa3	479,518
2,960	5.000%, 1/01/36	1/15 at 100.00	Baa3	2,899,646

750	California Educational Facilities Authority, Student Loan Revenue Bonds, Cal Loan Program, Series 2001A, 5.400%, 3/01/21 – NPFG Insured (Alternative Minimum Tax)	9/12 at 100.00	Baa2	750,953

400	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Education Foundation Project, Series 2006A, 5.250%, 6/01/26	6/16 at 100.00	BBB–	393,004

	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A:
1,000	6.750%, 10/01/28	10/18 at 100.00	N/R	1,018,130
1,500	7.000%, 10/01/39	10/18 at 100.00	N/R	1,529,685

855	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2012A, 5.750%, 1/01/22	No Opt. Call	N/R	870,134

1,500	California Municipal Finance Authority, Revenue Bonds, University of La Verne, Series 2010A, 6.125%, 6/01/30	6/20 at 100.00	BBB+	1,676,130

	California Municipal Finance Authority, Revenue Refunding Bonds, Biola University, Series 2008A:
1,000	5.000%, 10/01/18	No Opt. Call	Baa1	1,113,930
500	5.625%, 10/01/23	4/18 at 100.00	Baa1	541,060

695	California State Public Works Board, Lease Revenue Bonds, California State University, J. Paul Leonard & Sutro Library, Series 2009J, 5.500%, 11/01/26	11/19 at 100.00	Aa3	799,924

500	California State Public Works Board, Lease Revenue Bonds, California State University, Various University Projects, Series 2010B-1, 5.400%, 3/01/26	3/20 at 100.00	Aa3	559,395

14	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$1,000	California State Public Works Board, Lease Revenue Bonds, University of California Department of Education Riverside Campus Project, Series 2009B, 5.750%, 4/01/23	4/19 at 100.00	A2	$1,181,590

1,250	California State Public Works Board, Lease Revenue Bonds, University of California Regents, Series 2009E, 5.000%, 4/01/34	4/19 at 100.00	Aa2	1,365,800

2,500	California State Public Works Board, Lease Revenue Bonds, University of California, Institute Projects, Series 2005C, 5.000%, 4/01/30 – AMBAC Insured	4/15 at 100.00	Aa2	2,696,550

1,035	California State Public Works Board, Lease Revenue Refunding Bonds, Community College Projects, Series 2004B, 5.500%, 6/01/19	6/14 at 100.00	A2	1,120,118

200	California State Public Works Board, Lease Revenue Refunding Bonds, Community Colleges Projects, Series 1999A, 4.875%, 12/01/18	6/12 at 100.00	A2	200,442

1,000	California State University, Systemwide Revenue Bonds, Series 2005C, 5.000%, 11/01/25 – NPFG Insured	11/15 at 100.00	Aa2	1,116,310

1,600	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	BBB	1,730,464

1,500	California Statewide Community Development Authority, Certificates of Participation, San Diego Space and Science Foundation, Series 1996, 7.500%, 12/01/26	6/12 at 100.00	N/R	1,572,660

2,000	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006, 5.000%, 9/01/34	9/15 at 102.00	Baa3	2,021,000
29,805	Total Education and Civic Organizations			31,584,051
	Health Care – 14.5%

2,000	Antelope Valley Healthcare District, California, Insured Revenue Refunding Bonds, Series 1997A, 5.200%, 1/01/27 – AGM Insured	7/12 at 100.00	AA–	2,002,300

1,000	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital and Clinics, Series 2010A, 5.000%, 11/15/25	11/20 at 100.00	AA–	1,140,440

2,000	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital and Clinics, Series 2010B, 5.750%, 11/15/31	11/20 at 100.00	AA–	2,397,300

500	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Series 2009C, 5.250%, 3/01/21	3/19 at 100.00	A	572,100

150	California Health Facilities Financing Authority, Revenue Bonds, Casa Colina Inc., Series 2001, 5.500%, 4/01/13	10/12 at 100.00	BBB	150,371

1,000	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2008G, 5.500%, 7/01/25	7/18 at 100.00	A+	1,122,090

3,000	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2009F, 5.625%, 7/01/25	7/19 at 100.00	A+	3,437,280

1,000	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital of Orange County, Series 2009A, 6.500%, 11/01/38	11/19 at 100.00	A	1,215,200

1,760	California Health Facilities Financing Authority, Revenue Bonds, Marshall Medical Center, Series 2004A, 4.750%, 11/01/19	11/14 at 100.00	A–	1,834,413

6,000	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital – San Diego, Series 2011, 5.000%, 8/15/31	8/21 at 100.00	A+	6,412,620

200	California Health Facilities Financing Authority, Revenue Bonds, Scripps Health, Refunding Series 2008A, 5.000%, 10/01/22	10/18 at 100.00	AA–	230,098

250	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2008A, 5.000%, 8/15/38	8/18 at 100.00	AA–	265,935

2,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2011B, 6.000%, 8/15/42	8/20 at 100.00	AA–	2,368,720

2,000	California Municipal Finance Authority, Certificates of Participation, Community Hospitals of Central California Obligated Group, Series 2009, 5.500%, 2/01/39	2/19 at 100.00	BBB	2,079,500

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund (continued)

May 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$2,000	California Statewide Communities Development Authority, Health Facility Revenue Bonds, Community Hospital of the Monterey Peninsula, Series 2011A, 6.000%, 6/01/33	6/21 at 100.00	AA–	$2,346,900

	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System West, Series 2005A:
300	5.000%, 3/01/30	3/15 at 100.00	A	310,212
440	5.000%, 3/01/35	3/15 at 100.00	A	453,231

2,610	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Series 2012A, 5.000%, 4/01/42	4/22 at 100.00	A+	2,828,066

5,500	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health System, Series 2007A, 5.125%, 7/15/31	7/17 at 100.00	N/R	5,554,670

1,000	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2008C, 5.625%, 7/01/35	7/18 at 100.00	A+	1,120,440

	California Statewide Community Development Authority, Health Revenue Bonds, Enloe Medical Center, Refunding Series 2008A:
125	5.250%, 8/15/19	8/18 at 100.00	A–	141,598
500	5.500%, 8/15/23	8/18 at 100.00	A–	552,235

500	California Statewide Community Development Authority, Hospital Revenue Bonds, Redlands Community Hospital, Series 2005A, 5.000%, 4/01/15 – RAAI Insured	No Opt. Call	BBB	534,395

	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds, Henry Mayo Newhall Memorial Hospital, Series 2007A:
500	5.000%, 10/01/20	10/17 at 100.00	A–	557,590
400	5.000%, 10/01/27	10/17 at 100.00	A–	424,284

2,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.250%, 7/01/30	7/15 at 100.00	BBB	2,035,460

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G:
400	5.250%, 7/01/13	No Opt. Call	BBB	414,844
3,670	5.000%, 7/01/22	7/15 at 100.00	BBB	3,848,068

1,615	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2001C, 5.250%, 8/01/31	8/16 at 100.00	A+	1,791,067

3,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2007B, 0.974%, 4/01/36	4/17 at 100.00	A+	1,950,930

2,250	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital Project, Series 2009, 6.750%, 2/01/38	8/19 at 100.00	Aa2	2,720,138

8,225	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007A, 5.750%, 7/01/47 – FGIC Insured	7/18 at 100.00	AA–	8,915,653

1,100	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007B, 5.500%, 7/01/27 – FGIC Insured	7/18 at 100.00	AA–	1,235,586

500	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007C, 5.500%, 7/01/27 – FGIC Insured	7/18 at 100.00	AA–	561,630

3,065	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2008A, 8.250%, 12/01/38	12/17 at 100.00	BBB	3,511,172

	Marysville, California, Revenue Bonds, The Fremont-Rideout Health Group, Series 2011:
2,015	5.250%, 1/01/27	1/21 at 100.00	A	2,212,510
3,700	5.250%, 1/01/35	1/21 at 100.00	A	3,962,256

1,335	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2010, 6.375%, 12/01/25	12/20 at 100.00	BBB–	1,440,719

1,580	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A, 7.000%, 11/01/35	11/20 at 100.00	BB+	1,651,274

3,625	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41	11/20 at 100.00	Baa3	3,819,191

16	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$4,500	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital, Series 2007A, 5.750%, 2/01/41 – AMBAC Insured	8/17 at 100.00	A+	$4,839,030

	Sierra View Local Health Care District, California, Revenue Bonds, Series 2007:
1,000	5.250%, 7/01/24	7/17 at 100.00	A	1,045,710
1,000	5.300%, 7/01/26	7/17 at 100.00	A	1,039,400
1,000	5.250%, 7/01/37	9/17 at 100.00	A	1,021,630

3,000	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series 2011, 6.500%, 1/01/41	1/21 at 100.00	A	3,454,290
85,315	Total Health Care			91,522,546
	Housing/Multifamily – 2.5%

1,295	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45	8/20 at 100.00	BBB	1,409,141

1,580	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012A, 5.500%, 8/15/47	8/22 at 100.00	BBB	1,630,939

1,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	N/R	1,024,820

410	California Statewide Communities Development Authority, Student Housing Revenue Bonds, CHF-Irvine, LLC-UCI East Campus Apartments, Phase II, Series 2008, 5.500%, 5/15/26	5/18 at 100.00	Baa2	441,845

4,180	California Statewide Community Development Authority, Multifamily Housing Revenue Senior Bonds, Westgate Courtyards Apartments, Series 2001X-1, 5.420%, 12/01/34 – AMBAC Insured (Alternative Minimum Tax)	12/12 at 100.00	N/R	4,179,749

3,865	Los Angeles, California, GNMA Mortgage-Backed Securities Program Multifamily Housing Revenue Bonds, Park Plaza West Senior Apartments, Series 2001B, 5.400%, 1/20/31 (Alternative Minimum Tax)	7/12 at 101.00	AA+	3,921,854

2,130	San Dimas Housing Authority, California, Mobile Home Park Revenue Bonds, Charter Oak Mobile Home Estates Acquisition Project, Series 1998A, 5.700%, 7/01/28	7/12 at 100.00	N/R	2,131,001

1,000	Ventura County Area Housing Authority, California, Multifamily Revenue Bonds, Mira Vista Senior Apartments Project, Series 2006A, 5.150%, 12/01/31 – AMBAC Insured (Alternative Minimum Tax)	12/16 at 100.00	N/R	924,680
15,460	Total Housing/Multifamily			15,664,029
	Housing/Single Family – 0.7%

3,000	California Department of Veteran Affairs, Home Purchase Revenue Bonds, Series 2007, 5.000%, 12/01/42 (Alternative Minimum Tax)	12/16 at 100.00	AA	3,050,100

355	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%, 8/01/30 – FGIC Insured (Alternative Minimum Tax)	2/16 at 100.00	BBB	369,882

810	California Rural Home Mortgage Finance Authority, FNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 2002D, 5.250%, 6/01/34 (Alternative Minimum Tax)	6/16 at 100.00	Aaa	829,448
4,165	Total Housing/Single Family			4,249,430
	Industrials – 0.2%

500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2002B, 5.000%, 7/01/27 (Alternative Minimum Tax)	7/15 at 101.00	BBB	535,625

500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2005A-2, 5.400%, 4/01/25 (Alternative Minimum Tax)	4/15 at 101.00	BBB	541,485
1,000	Total Industrials			1,077,110

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund (continued)

May 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long-Term Care – 2.0%

	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Revenue Bonds, Elder Care Alliance of Union City, Series 2004:
$1,850	5.400%, 8/15/24	8/14 at 100.00	A–	$1,899,950
2,130	5.600%, 8/15/34	8/14 at 100.00	A–	2,177,222

3,000	ABAG Finance Authority for Non-Profit Corporations, California, Health Facility Revenue Bonds, The Institute on Aging, Series 2008A, 5.650%, 8/15/38	8/18 at 100.00	A–	3,166,980

1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series 2009, 8.000%, 11/01/29	11/19 at 100.00	Baa1	1,174,460

2,000	California Municipal Finance Authority, Senior Living Revenue Bonds, Pilgrim Place at Claremont, Series 2009A, 6.125%, 5/15/39	5/19 at 100.00	A–	2,207,260

560	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Jewish Home for the Aging, Series 2008, 4.500%, 11/15/19	5/18 at 100.00	A–	613,267

1,000	Eden Township Healthcare District, California, Certificates of Participation, Installment Sale Agreement with Eden Hospital Health Services Corporation, Series 2010, 6.000%, 6/01/30	6/20 at 100.00	BBB	1,085,510

500	La Verne, California, Certificates of Participation, Brethren Hillcrest Homes, Series 2003A, 5.600%, 2/15/33 – ACA Insured	2/13 at 101.00	BB	501,745
12,040	Total Long-Term Care			12,826,394
	Tax Obligation/General – 21.5%

1,000	Acalanes Union High School District, Contra Costa County, California, General Obligation Bonds, Refunding Series 2010A, 0.000%, 8/01/26	No Opt. Call	Aa1	565,470

1,000	Baldwin Park Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2002 Series 2006, 0.000%, 8/01/20 – AMBAC Insured	8/16 at 83.04	A+	721,260

	California State, General Obligation Bonds, Various Purpose Series 2009:
600	5.625%, 4/01/26	4/19 at 100.00	A1	705,258
5,000	5.500%, 11/01/34	11/19 at 100.00	A1	5,744,900
4,060	6.000%, 11/01/39	11/19 at 100.00	A1	4,788,973

	California State, General Obligation Bonds, Various Purpose Series 2010:
5,000	5.250%, 3/01/30	3/20 at 100.00	A1	5,766,950
10,000	5.500%, 3/01/40	3/20 at 100.00	A1	11,306,900
4,000	5.250%, 11/01/40	11/20 at 100.00	A1	4,467,760

	California State, General Obligation Bonds, Various Purpose Series 2011:
11,515	5.250%, 9/01/25	9/21 at 100.00	A1	13,629,495
2,500	5.250%, 10/01/27	10/21 at 100.00	A1	2,911,675
4,000	5.250%, 10/01/32	10/21 at 100.00	A1	4,541,120
1,000	5.000%, 10/01/41	10/21 at 100.00	A1	1,075,180

4,500	California State, General Obligation Bonds, Various Purpose Series 2012, 5.250%, 2/01/28	No Opt. Call	A1	5,231,115

2,000	California State, Various Purpose General Obligation Refunding Bonds, Series 2012, 5.250%, 4/01/35	4/22 at 100.00	A1	2,247,340

855	Central Unified School District, Fresno County, California, General Obligation Bonds, Election 2008 Series 2009A, 5.625%, 8/01/33 – AGC Insured	8/19 at 100.00	AA–	976,513

	Central Unified School District, Fresno County, California, General Obligation Bonds, Series 2004A:
1,000	5.500%, 7/01/22 – FGIC Insured	7/14 at 100.00	A	1,094,830
1,500	5.500%, 7/01/24 – FGIC Insured	7/14 at 100.00	A	1,642,245

6,900	Central Unified School District, Fresno County, California, General Obligation Bonds, Series 2006B, 5.000%, 8/01/31 – AGM Insured	8/16 at 100.00	AA–	7,337,667

1,000	College of the Sequoias Visalia Area Improvement District 2, Tulare County, California, General Obligation Bonds, Sequoias Community College District, Election 2008 Series 2009A, 5.250%, 8/01/29 – AGC Insured	8/19 at 100.00	AA–	1,121,540

500	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds, Capital Appreciation, Election 2006 Refunding Series 2009C, 0.000%, 8/01/39 – AGM Insured	8/27 at 100.00	Aa2	468,330

18	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$500	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds, Election 2006 Series 2009B, 5.375%, 2/01/34 – AGC Insured	8/18 at 100.00	Aa2	$555,230

1,705	Cupertino Union School District, Santa Clara County, California, General Obligation Bonds, Series 2010D, 0.000%, 8/01/30	8/20 at 52.75	Aa1	632,078

350	Desert Sands Unified School District, Riverside County, California, General Obligation Bonds, Election 2001, Series 2008, 5.250%, 8/01/23	8/18 at 100.00	Aa2	413,049

1,185	Folsom Cordova Unified School District, Sacramento County, California, General Obligation Bonds, School Facilities Improvement District 2, Series 2004B, 5.000%, 10/01/27 – AGM Insured	10/14 at 100.00	AA–	1,278,793

	Golden West Schools Financing Authority, California, General Obligation Revenue Refunding Bonds, School District Program, Series 1999A:
670	5.700%, 2/01/13 – NPFG Insured	No Opt. Call	BBB	689,155
770	5.750%, 2/01/14 – NPFG Insured	No Opt. Call	BBB	821,937
320	5.800%, 8/01/22 – NPFG Insured	No Opt. Call	BBB	389,997
345	5.800%, 8/01/23 – NPFG Insured	No Opt. Call	BBB	422,463

950	Grossmont Union High School District, San Diego County, California, General Obligation Bonds, Series 2009A, 5.500%, 8/01/31	8/19 at 100.00	Aa2	1,098,447

600	Hemet Unified School District, Riverside County, California, General Obligation Bonds, Series 2008B, 5.000%, 8/01/30 – AGC Insured	8/16 at 102.00	AA–	648,258

	Jefferson Union High School District, San Mateo County, California, General Obligation Bonds, Series 2000A:
300	6.250%, 2/01/14 – NPFG Insured	No Opt. Call	A+	321,972
460	6.250%, 8/01/20 – NPFG Insured	No Opt. Call	A+	570,451

1,460	Jurupa Unified School District, Riverside County, California, General Obligation Bonds, Series 2004, 5.000%, 8/01/24 – FGIC Insured	8/13 at 100.00	AA–	1,521,013

500	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2009A, 5.500%, 8/01/29	8/19 at 100.00	Aa2	586,065

100	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2009D, 5.000%, 1/01/34	7/19 at 100.00	Aa2	111,158

100	Lucia Mar Unified School District, San Luis Obispo County, California, General Obligation Bonds, Refunding Series 2005, 5.250%, 8/01/22 – FGIC Insured	No Opt. Call	Aa2	130,523

	Lynwood Public Financing Authority, Los Angeles County, California, Lease Revenue Bonds, Civic Center Improvement Project, Series 2010A:
500	5.375%, 9/01/30	9/20 at 100.00	A–	529,305
150	5.500%, 9/01/40	9/20 at 100.00	A–	156,605

2,000	Murrieta Valley Unified School District, Riverside County, California, General Obligation Bonds, Series 2003A, 5.000%, 9/01/26 – FGIC Insured	9/13 at 100.00	A+	2,091,040

2,405	Oak Valley Hospital District, Stanislaus County, California, General Obligation Bonds, Series 2005, 5.000%, 7/01/31 – FGIC Insured	7/14 at 101.00	A1	2,457,573

1,155	Pittsburg Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2009B, 5.500%, 8/01/34 – AGM Insured	8/18 at 100.00	AA–	1,305,647

855	Pomona Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2001A, 5.950%, 2/01/17 – NPFG Insured	No Opt. Call	A	997,135

5,000	Poway Unified School District, San Diego County, California, School Facilities Improvement District 2007-1 General Obligation Bonds, Series 2009A, 0.000%, 8/01/29	No Opt. Call	Aa2	2,246,600

50	Puerto Rico Government Development Bank, Senior Note Revenue Bonds, Senior Lien, Series 2006B, 5.000%, 12/01/14	No Opt. Call	Baa1	54,054

1,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 1996, 6.500%, 7/01/15 – AGM Insured	No Opt. Call	AA	1,148,650

545	Roseville Joint Union High School District, Placer County, California, General Obligation Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured	8/15 at 100.00	AA+	596,933

4,070	San Benito Health Care District, California, General Obligation Bonds, Series 2005, 5.000%, 7/01/31 – SYNCORA GTY Insured	7/14 at 101.00	BBB+	4,098,124

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund (continued)

May 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$1,265	San Bernardino Community College District, California, General Obligation Bonds, Series 2008A, 6.500%, 8/01/27	8/18 at 100.00	Aa2	$1,550,422

2,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Series 2009A, 0.000%, 7/01/33	7/24 at 100.00	Aa2	1,523,700

1,000	Santa Ana Unified School District, Orange County, California, General Obligation Bonds, Series 2008A, 5.250%, 8/01/28	8/18 at 100.00	Aa2	1,107,660

1,000	Santa Barbara Community College District, California, General Obligation Bonds, Series 2008A, 5.250%, 8/01/27	8/18 at 100.00	AA+	1,190,520

5,000	Southwestern Community College District, San Diego County, California, General Obligation Bonds, Election of 2008, Series 2011C, 5.250%, 8/01/36	8/21 at 100.00	Aa2	5,720,900

3,040	Sulphur Springs Union School District, Los Angeles County, California, General Obligation Bonds, Series 1991A, 0.000%, 9/01/15 – NPFG Insured	No Opt. Call	BBB	2,863,498

8,500	Tahoe Forest Hospital District, Placer and Nevada Counties, California, General Obligation Bonds, Series 2010B, 5.500%, 8/01/35	8/18 at 100.00	Aa3	9,378,135

	Tulare Local Health Care District, California, General Obligation Bonds, Series 2009B:
500	6.375%, 8/01/25	8/19 at 100.00	A1	596,545
1,005	6.500%, 8/01/26	8/19 at 100.00	A1	1,200,422

1,530	Victor Valley Community College District, San Bernardino County, California, General Obligation Bonds, Election of 2008 Series 2009A, 5.000%, 8/01/31	8/19 at 100.00	Aa2	1,664,671

2,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/31 – AGC Insured	8/26 at 100.00	AA–	1,469,180

1,000	Washington Unified School District, Yolo County, California, General Obligation Bonds, Series 2004A, 5.000%, 8/01/22 – FGIC Insured	8/13 at 100.00	AA–	1,044,330

1,100	West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/24	No Opt. Call	Aa3	1,393,678

770	West Covina Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2002A Refunding, 5.350%, 2/01/20 – NPFG Insured	No Opt. Call	A+	901,816

1,000	Whittier Union High School District, Los Angeles County, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/34	8/19 at 38.81	AA–	265,580

3,500	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42	No Opt. Call	Aa2	1,394,750
130,185	Total Tax Obligation/General			135,482,583
	Tax Obligation/Limited – 34.0%

4,915	Alameda County Redevelopment Agency, California, Eden Area Redevelopment Project, Tax Allocation Bonds, Series 2006A, 5.000%, 8/01/36 – NPFG Insured	8/16 at 100.00	A–	4,932,055

	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public Improvement Project, Series 1997C:
15,000	0.000%, 9/01/34 – AGM Insured	No Opt. Call	AA–	4,398,900
10,000	0.000%, 9/01/36 – AGM Insured	No Opt. Call	AA–	2,577,300

1,000	Anitoch Area Public Facilities Financing Agency, California, Special Tax Bonds, Community Facilities District 1989-1, Refunding Series 2006, 4.000%, 8/01/18 – AMBAC Insured	8/16 at 100.00	A1	1,030,470

	Apple Valley Public Financing Authority, California, Lease Revenue Bonds, Town Hall Annex Project, Series 2007A:
485	4.500%, 9/01/17 – AMBAC Insured	No Opt. Call	A–	554,020
500	5.000%, 9/01/27 – AMBAC Insured	9/17 at 100.00	A–	542,450

150	Barstow Redevelopment Agency, California, Tax Allocation Bonds, Central Redevelopment Project, Series 1994A, 7.000%, 9/01/14 – NPFG Insured	No Opt. Call	BBB	159,528

1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 17B, Series 2011A, 6.125%, 9/01/31	9/21 at 100.00	N/R	1,057,360

1,655	Bell Community Housing Authority, California, Lease Revenue Bonds, Series 2005, 5.000%, 10/01/36 – AMBAC Insured	10/15 at 100.00	N/R	1,199,461

20	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$2,250	Brea and Olinda Unified School District, Orange County, California, Certificates of Participation Refunding, Series 2002A, 5.125%, 8/01/26 – AGM Insured	8/12 at 100.00	AA–	$2,264,670

	Brea Public Finance Authority, California, Revenue Bonds, Series 2008A:
2,105	7.000%, 9/01/23	9/16 at 102.00	BBB+	2,294,934
2,000	7.125%, 9/01/26	9/16 at 102.00	BBB+	2,166,680

1,960	California Infrastructure and Economic Development Bank, Revenue Bonds, North County Center for Self-Sufficiency Corporation, Series 2004, 5.000%, 12/01/25 – AMBAC Insured	12/13 at 100.00	AA+	2,069,329

540	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health, Coalinga State Hospital, Series 2004A, 5.500%, 6/01/16	6/14 at 100.00	A2	588,449

2,500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009G-1, 5.750%, 10/01/30	10/19 at 100.00	A2	2,874,000

2,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009-I, 6.375%, 11/01/34	11/19 at 100.00	A2	2,398,700

3,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2010A-1, 6.000%, 3/01/35	3/20 at 100.00	A2	3,503,940

685	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured	9/15 at 100.00	BBB	703,118

1,400	Chula Vista Public Financing Authority, California, Pooled Community Facility District Assessment Revenue Bonds, Series 2005A, 5.000%, 9/01/29 – NPFG Insured	9/15 at 100.00	BBB	1,407,392

1,060	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36	12/21 at 100.00	A+	1,265,290

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A:
1,650	4.550%, 6/01/22 – AGM Insured	6/18 at 100.00	AA–	1,712,700
2,480	5.000%, 6/01/45 – AMBAC Insured	6/15 at 100.00	A2	2,518,266

1,840	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds, Series 2006, 5.000%, 9/01/26 – SYNCORA GTY Insured	9/16 at 100.00	A–	1,879,247

2,075	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured	9/15 at 100.00	Baa3	1,761,281

1,660	Highland, California, Special Tax Bonds, Community Facilities District 01-1, Refunding, Series 2011, 5.500%, 9/01/28	9/21 at 100.00	BBB	1,774,623

	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project, Subordinate Lien Series 2007A-1:
430	5.000%, 5/01/24 – AMBAC Insured	5/17 at 100.00	BBB+	430,353
1,155	5.000%, 5/01/25 – AMBAC Insured	5/17 at 100.00	BBB+	1,148,440

740	Irvine, California, Unified School District, Community Facilities District 06-1 Special Tax Bonds, Series 2010, 6.700%, 9/01/35	9/20 at 100.00	N/R	840,181

	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds, Series 2006A:
170	5.000%, 9/01/26	9/16 at 100.00	N/R	174,566
395	5.125%, 9/01/36	9/16 at 100.00	N/R	399,246

	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 25 Eastvale Area, Series 2008A:
1,000	8.375%, 9/01/28	9/18 at 100.00	N/R	1,160,800
3,205	8.875%, 9/01/38	9/18 at 100.00	N/R	3,720,524

1,300	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area C, Series 2010A, 6.250%, 9/01/40	9/12 at 103.00	N/R	1,336,322

2,500	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas, Subordinate Lien Series 2003B, 5.000%, 8/01/34 – FGIC Insured	8/13 at 100.00	BBB+	2,343,850

1,870	Lancaster Redevelopment Agency, California, Tax Allocation Refunding Bonds, Combined Area Sheriff’s Facilities Projects, Series 2004, 5.000%, 12/01/23 – SYNCORA GTY Insured	12/14 at 100.00	A	1,973,766

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund (continued)

May 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$1,120	Lancaster Redevelopment Agency, California, Tax Allocation Refunding Bonds, Combined Fire Protection Facilities Project, Series 2004, 5.000%, 12/01/23 – SYNCORA GTY Insured	12/14 at 100.00	A	$1,182,149

4,555	Long Beach Bond Finance Authority, California, Multiple Project Tax Allocation Bonds, Housing and Gas Utility Financing Project Areas, Series 2005A-1, 5.000%, 8/01/35 – AMBAC Insured	8/15 at 100.00	BBB+	4,567,891

	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social Services Project, Series 2005:
1,200	5.000%, 9/01/16 – AMBAC Insured	9/15 at 100.00	A1	1,347,684
2,460	5.000%, 9/01/37 – AMBAC Insured	9/15 at 100.00	A1	2,502,214

1,000	Los Angeles Community Redevelopment Agency, California, Tax Allocation Bonds, Bunker Hill Project, Series 2004A, 5.000%, 12/01/20 – AGM Insured	12/14 at 100.00	AA–	1,088,660

2,500	Los Angeles County Schools, California, Certificates of Participation, Pooled Financing Program, Regionalized Business Services Corporation, Series 2003A, 5.000%, 9/01/22 – AGM Insured	9/13 at 100.00	AA–	2,632,625

330	Los Angeles, California, Certificates of Participation, Department of Public Social Services, Sonnenblick Del Rio West LA, Senior Lien Series 2000, 6.000%, 11/01/19 – AMBAC Insured	11/12 at 100.00	A2	330,993

985	Milpitas, California, Local Improvement District 20 Limited Obligation Bonds, Series 1998A, 5.700%, 9/02/18	9/12 at 103.00	N/R	1,018,066

	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2003-1, Series 2004:
805	5.550%, 9/01/29	9/14 at 100.00	N/R	823,225
1,250	5.650%, 9/01/34	9/14 at 100.00	N/R	1,277,700

7,100	Murrieta Redevelopment Agency, California, Tax Allocation Bonds, Series 2007A, 5.000%, 8/01/37 – NPFG Insured	8/17 at 100.00	A–	7,117,111

350	Murrieta, California, Special Tax Bonds, Community Facilities District 2000-2, The Oaks Improvement Area A, Series 2004A, 5.750%, 9/01/20	9/14 at 100.00	N/R	361,277

	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011:
625	6.500%, 8/01/24	8/21 at 100.00	A–	734,488
2,705	7.000%, 8/01/32	8/21 at 100.00	A–	3,240,779

1,000	Norco Redevelopment Agency, California, Tax Allocation Refunding Bonds, Project Area 1, Refunding Series 2010, 6.000%, 3/01/36	3/20 at 100.00	A	1,084,550

300	Norco, California, Community Facilities District 97-1, Norco Hills, Special Tax Refunding Series 2005, 4.875%, 10/01/30 – AGC Insured	10/15 at 100.00	AA–	307,677

230	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	A–	262,609

2,070	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central District Redevelopment Project, Series 2003, 5.500%, 9/01/16 – FGIC Insured	3/13 at 100.00	A–	2,137,296

1,000	Palm Desert, California, Finance Authority, Tax Allocation Revenue Bonds, Project Area 4, Refunding Series 2006A, 5.000%, 10/01/29 – NPFG Insured	10/16 at 100.00	A–	1,007,090

2,500	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.500%, 4/01/35	4/13 at 102.00	BB	2,560,675

14,050	Paramount Redevelopment Agency, California, Tax Allocation Refunding Bonds, Redevelopment Project Area 1, Series 1998, 0.000%, 8/01/26 – NPFG Insured	No Opt. Call	A–	6,315,335

	Perris Union High School District Financing Authority, Riverside County, California, Revenue Bonds, Series 2011:
225	6.000%, 9/01/33	9/12 at 103.00	N/R	232,139
490	6.125%, 9/01/41	9/12 at 103.00	N/R	505,420

3,355	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Refunding Series 2008A, 6.500%, 9/01/28	9/18 at 100.00	BBB	3,629,439

22	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$1,600	Pomona Public Financing Authority, California, Merged Projects Revenue Bonds, Series 2007AS, 5.000%, 2/01/31 – AMBAC Insured	2/17 at 100.00	A	$1,622,816

750	Poway Redevelopment Agency, California, Tax Allocation Bonds, Paugay Redevelopment Project, Series 2003A, 5.250%, 6/15/20 – NPFG Insured	6/13 at 100.00	A	764,498

2,300	Poway Redevelopment Agency, California, Tax Allocation Bonds, Paugay Redevelopment Project, Series 2007, 5.000%, 6/15/30 – NPFG Insured	6/17 at 100.00	A	2,324,932

650	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community Facilities District 6, Series 2005, 5.000%, 9/01/23	9/12 at 103.00	BBB+	667,992

25	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1993X, 5.500%, 7/01/15 – NPFG Insured	No Opt. Call	A3	27,565

500	Ramona Unified School District, San Diego County, California, Certificates of Participation, Refunding Series 2007, 5.000%, 5/01/32 – NPFG Insured	5/17 at 100.00	A	509,685

	Rancho Cucamonga Redevelopment Agency, California, Housing Set-Aside Tax Allocation Bonds, Series 2007A:
310	4.125%, 9/01/18 – NPFG Insured	9/17 at 100.00	A+	318,754
500	5.000%, 9/01/34 – NPFG Insured	9/17 at 100.00	A+	502,940

1,645	Rancho Cucamonga, California, Limited Obligation Improvement Bonds, Masi Plaza Assessment District 93-1, Series 1997, 6.250%, 9/02/22	9/12 at 100.00	N/R	1,652,583

1,045	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series 2011A, 5.750%, 9/01/30	9/21 at 100.00	BBB+	1,136,270

595	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured	9/15 at 100.00	A–	596,809

2,345	Richmond Redevelopment Agency, California, Harbour Project Tax Allocation Bonds, Series 1998A Refunding, 5.500%, 7/01/18 – NPFG Insured	7/12 at 100.00	AA–	2,353,348

2,950	Riverside County Redevelopment Agency, California, Interstate 215 Corridor Redevelopment Project Area Tax Allocation Bonds, Series 2010E, 6.250%, 10/01/30	10/20 at 100.00	A–	3,255,650

100	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B, 6.500%, 10/01/25	10/21 at 100.00	A–	110,991

8,000	Riverside County, California, Asset Leasing Corporate Leasehold Revenue Bonds, Riverside County Hospital Project, Series 1997B, 5.000%, 6/01/19 – NPFG Insured	6/13 at 100.50	A+	8,098,560

740	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%, 8/01/25 – AMBAC Insured	8/13 at 100.00	AA–	753,364

3,560	Roseville, California, Special Tax Bonds, Community Facilities District 1 – Woodcreek West, Series 2005, 5.000%, 9/01/30 – AMBAC Insured	9/15 at 100.00	A–	3,596,383

1,000	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A, 5.400%, 11/01/20 – AMBAC Insured	No Opt. Call	A1	1,156,780

500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993B, 5.400%, 11/01/20	No Opt. Call	A1	575,965

850	San Bernardino County Redevelopment Agency, California, Tax Allocation Refunding Bonds, San Sevaine Project, Series 2005A, 5.000%, 9/01/16 – RAAI Insured	9/15 at 100.00	BBB	901,689

1,000	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds, Series 2012A, 5.000%, 4/01/42 (WI/DD, Settling 6/14/12)	4/22 at 100.00	AAA	1,128,720

1,955	San Francisco City and County Redevelopment Agency, California, Hotel Occupancy Tax Revenue Bonds, Refunding Series 2011, 5.000%, 6/01/25 – AGM Insured	6/21 at 100.00	AA–	2,189,346

5,180	San Francisco City and County, California, Certificates of Participation, Refunding Series 2010A, 5.000%, 10/01/30	10/20 at 100.00	AA–	5,814,809

	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2006B:
325	4.100%, 8/01/14 – RAAI Insured	No Opt. Call	A–	335,043
250	4.250%, 8/01/16 – RAAI Insured	No Opt. Call	A–	261,248
380	4.375%, 8/01/18 – RAAI Insured	8/16 at 100.00	A–	390,617

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund (continued)

May 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$1,185	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41	2/21 at 100.00	A–	$1,362,489

	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds, Mission Bay South Redevelopment Project, Series 2011D:
80	7.000%, 8/01/33	2/21 at 100.00	BBB	91,619
105	7.000%, 8/01/41	2/21 at 100.00	BBB	118,824

3,500	San Jose Redevelopment Agency, California, Housing Set-Aside Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2010A-1, 5.500%, 8/01/35	8/20 at 100.00	A	3,628,975

	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006C:
590	5.000%, 8/01/25 – NPFG Insured	8/17 at 100.00	BBB	601,251
1,560	5.000%, 8/01/26 – NPFG Insured	8/17 at 100.00	BBB	1,581,154

	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006D:
1,900	5.000%, 8/01/18 – AMBAC Insured	8/17 at 100.00	BBB	2,038,187
645	5.000%, 8/01/19 – AMBAC Insured	8/17 at 100.00	BBB	683,448
540	5.000%, 8/01/21 – AMBAC Insured	8/17 at 100.00	BBB	561,119

350	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2008B, 6.500%, 8/01/23	8/18 at 100.00	BBB	384,538

6,245	San Marcos Redevelopment Agency, California, Tax Allocation Bonds, Affordable Housing Project, Series 1997A, 6.000%, 10/01/27 (Alternative Minimum Tax)	10/12 at 100.00	AA–	6,255,679

315	Sand City Redevelopment Agency, Monterrey County, California, Tax Allocation Revenue Bonds, Redevelopment Project, Series 2008A, 4.000%, 11/01/19 – AGC Insured	11/18 at 100.00	Aa3	329,657

2,140	Santa Ana Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2011A, 6.750%, 9/01/28	3/21 at 100.00	A+	2,476,515

3,500	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project, Series 1999A, 5.500%, 6/01/23 – AMBAC Insured	6/12 at 100.00	A	3,575,180

500	Santa Cruz County Redevelopment Agency, California, Tax Allocation Bonds, Live Oak-Soquel Community Improvement Project Area, Series 2009A, 7.000%, 9/01/36	9/19 at 100.00	A	598,250

1,500	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 6.500%, 8/01/26	2/21 at 100.00	A	1,723,905

3,425	Shafter Joint Powers Financing Authority, California, Lease Revenue Bonds, Community Correctional Facility Acquisition Project, Series 1997A, 6.050%, 1/01/17	7/12 at 100.00	A3	3,435,446

180	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011, 7.000%, 10/01/26	4/21 at 100.00	N/R	195,914

205	Soledad Redevelopment Agency, California, Tax Allocation Bonds, Soledad Redevelopment Project, Series 2007A, 4.500%, 12/01/16 – SYNCORA GTY Insured	No Opt. Call	BB+	190,962

	South Tahoe Redevelopment Agency, California, Community Facilities District 2001-1 , Heavenly Village, Special Tax Refunding Bonds, Series 2007:
120	4.400%, 10/01/15	No Opt. Call	N/R	127,427
125	4.500%, 10/01/16	10/15 at 102.00	N/R	133,980
280	4.600%, 10/01/18	10/15 at 102.00	N/R	296,355

500	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing Bonds Series 2011A, 6.750%, 8/01/31	8/21 at 100.00	A	591,335

1,000	Temecula Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project 1, Series 2002, 5.250%, 8/01/36 – NPFG Insured	8/12 at 100.00	A–	1,000,490

24	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/Limited (continued)

	Travis Unified School District, Solano County, California, Certificates of Participation, Series 2006:
$300	4.500%, 9/01/16 – FGIC Insured	No Opt. Call	N/R		$319,917
6,700	5.000%, 9/01/31 – FGIC Insured	9/16 at 100.00	N/R		6,617,925

2,500	Tulare Public Financing Authority, California, Lease Revenue Bonds, Series 2008, 5.250%, 4/01/27 – AGC Insured	4/18 at 100.00	AA–		2,797,450

1,225	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011, 7.000%, 9/01/25	3/21 at 100.00	BBB+		1,377,390

2,000	Tustin, California, Community Facilities District 2007-1, Legacy-Retail Center Special Tax Bonds, 6.000%, 9/01/37	9/17 at 100.00	N/R		2,076,220

1,045	Ukiah Redevelopment Agency, California, Tax Allocation Bonds, Ukiah Redevelopment Project, Series 2011A, 6.500%, 12/01/28	6/21 at 100.00	A		1,184,215

	Vista Community Development Commission Taxable Non-Housing Tax Allocation Revenue Bonds, California, Vista Redevelopment Project, Series 2011:
7,600	6.000%, 9/01/33	9/21 at 100.00	A–		8,378,620
7,920	6.125%, 9/01/37	9/21 at 100.00	A–		8,680,241

320	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds, Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32	9/21 at 100.00	A–		358,822

1,965	Yuba City Redevelopment Agency, California, Tax Allocation Bonds, Series 2007A, 6.000%, 9/01/31	9/14 at 100.00	N/R		1,992,372
230,000	Total Tax Obligation/Limited				214,242,531
	Transportation – 3.3%

1,000	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series 2004A, 0.000%, 10/01/14 – AMBAC Insured	No Opt. Call	BBB+		943,130

6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35 – NPFG Insured	7/12 at 100.00	BBB		6,224,075

	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 1999:
2,750	5.875%, 1/15/28	1/14 at 101.00	BBB–		2,806,870
3,255	5.750%, 1/15/40 – NPFG Insured	7/12 at 100.00	BBB		3,255,684

	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue Bonds, Series 2006:
285	5.450%, 7/01/20 (Alternative Minimum Tax)	7/14 at 102.00	N/R		270,684
215	5.550%, 7/01/28 (Alternative Minimum Tax)	7/14 at 102.00	N/R		191,840

4,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2002, Issue 32G, 5.000%, 5/01/24 – FGIC Insured	5/16 at 100.00	A+		4,473,080

1,290	San Francisco Airports Commission, California, Special Facilities Lease Revenue Bonds, San Francisco International Airport, SFO Fuel Company LLC, Series 1997A, 5.250%, 1/01/22 – AMBAC Insured (Alternative Minimum Tax)	7/12 at 100.00	A3		1,291,780

1,320	San Francisco Airports Commission, California, Special Facilities Lease Revenue Bonds, San Francisco International Airport, SFO Fuel Company LLC, Series 2000A, 6.100%, 1/01/20 – AGM Insured (Alternative Minimum Tax)	7/12 at 100.00	AA–		1,323,854
20,615	Total Transportation				20,780,997
	U.S. Guaranteed – 2.9% (4)

305	Barstow Redevelopment Agency, California, Tax Allocation Bonds, Central Redevelopment Project, Series 1994A, 7.000%, 9/01/14 – NPFG Insured (ETM)	No Opt. Call	BBB	(4)	328,900

500	Bonita Unified School District, San Diego County, California, General Obligation Bonds, Series 2004A, 5.250%, 8/01/20 (Pre-refunded 8/01/14) – NPFG Insured	8/14 at 100.00	AA	(4)	553,580

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund (continued)

May 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed (continued)

$7,740	California Statewide Community Development Authority, Health Facility Revenue Refunding Bonds, Memorial Health Services, Series 2003A, 6.000%, 10/01/23 (Pre-refunded 4/01/13)	4/13 at 100.00	AA–	(4)	$8,113,919

2,500	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds, Franciscan Mobile Home Park Project, Series 2002A, 5.800%, 12/15/25 (Pre-refunded 12/15/13)	12/13 at 102.00	N/R	(4)	2,756,875

2,525	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa		2,620,622

1,495	Los Angeles Harbors Department, California, Revenue Bonds, Series 1988, 7.600%, 10/01/18 (ETM)	No Opt. Call	AA+	(4)	1,809,189

435	Oakland, California, General Obligation Bonds, Series 2003A, 5.000%, 1/15/26 (Pre-refunded 1/15/13) – NPFG Insured	1/13 at 100.00	Aa2	(4)	447,763

75	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1993X, 5.500%, 7/01/15 – NPFG Insured (ETM)	No Opt. Call	A3	(4)	83,894

1,505	San Mateo Union High School District, San Mateo County, California, Certificates of Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) – AMBAC Insured	12/17 at 100.00	AA–	(4)	1,848,622
17,080	Total U.S. Guaranteed				18,563,364
	Utilities – 3.8%

2,445	California Statewide Community Development Authority, Certificates of Participation Refunding, Rio Bravo Fresno Project, Series 1999A, 6.500%, 12/01/18 (5)	12/12 at 100.00	N/R		2,349,694

500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2003A-2, 5.000%, 7/01/21 – NPFG Insured	7/13 at 100.00	AA–		524,025

	Merced Irrigation District, California, Certificates of Participation, Water and Hydroelectric Series 2008B:
4,535	0.000%, 9/01/23	9/16 at 64.56	A		2,391,442
27,110	0.000%, 9/01/33	9/16 at 32.62	A		7,018,508
12,000	0.000%, 9/01/38	9/16 at 23.21	A		2,195,880

1,210	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R		1,212,952

3,470	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Co-Generation Facility Revenue Bonds, Series 2000A, 6.625%, 6/01/26 (Alternative Minimum Tax)	12/12 at 100.00	Ba1		3,483,290

1,950	Salinas Valley Solid Waste Authority, California, Revenue Bonds, Series 2002, 5.250%, 8/01/27 – AMBAC Insured (Alternative Minimum Tax)	8/12 at 100.00	A+		1,957,215

2,700	Santa Clara, California, Subordinate Electric Revenue Bonds, Series 2003A, 5.000%, 7/01/23 – NPFG Insured	7/13 at 100.00	A+		2,822,202
55,920	Total Utilities				23,955,208
	Water and Sewer – 5.7%

	Banning Utility Authority, California, Water Revenue Bonds, Series 2005:
1,025	5.000%, 11/01/20 – FGIC Insured	11/16 at 100.00	A+		1,135,577
1,040	5.000%, 11/01/23 – FGIC Insured	11/16 at 100.00	A+		1,131,614

3,000	Brentwood Infrastructure Financing Authority, California, Water Revenue Bonds, Series 2008, 5.750%, 7/01/38	7/18 at 100.00	AA		3,367,740

2,000	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds, Pooled Financing Program, Series 2003A, 5.250%, 10/01/23 – AGM Insured	10/13 at 100.00	AA–		2,099,560

1,680	Castaic Lake Water Agency, California, Certificates of Participation, Series 2004A, 5.000%, 8/01/20 – AMBAC Insured	8/14 at 100.00	AA		1,820,633

1,150	Compton, California, Sewer Revenue Bonds, Series 1998 Refunding, 5.375%, 9/01/23 – NPFG Insured	9/12 at 100.00	A2		1,151,840

26	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$1,250	Cucamonga Valley Water District, California, Certificates of Participation, Series 2006, 5.000%, 9/01/36 – NPFG Insured	9/16 at 100.00	AA–	$1,323,125

3,745	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Series 2009A, 5.750%, 6/01/26	6/19 at 100.00	AA+	4,503,774

1,000	Norco Financing Authority, California, Enterprise Revenue Refunding Bonds, Series 2009, 5.625%, 10/01/34 – AGM Insured	10/19 at 100.00	AA–	1,127,730

805	Oakdale Irrigation District, California, Certificates of Participation, Water Facilities Project, Series 2009, 5.500%, 8/01/34	8/19 at 100.00	AA	901,085

1,770	Pomona Public Finance Authority, California, Revenue Bonds, Water Facilities Project, Series 2007AY, 5.000%, 5/01/27 – AMBAC Insured	5/17 at 100.00	A+	1,881,103

	Rowland Water District, California, Certificates of Participation, Recycled Water Project, Series 2008:
565	5.750%, 12/01/24	12/18 at 100.00	AA–	657,626
480	5.750%, 12/01/25	12/18 at 100.00	AA–	555,864
500	6.250%, 12/01/39	12/18 at 100.00	AA–	571,515

8,275	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Series 2012A, 5.000%, 11/01/35 (WI/DD, Settling 6/07/12)	5/22 at 100.00	AA–	9,318,312

2,780	West Basin Municipal Water District, California, Revenue Bonds, Tender Option Bonds Trust 1035, 17.721%, 8/01/36 (IF) (6)	8/21 at 100.00	Aa2	4,110,286

250	Yuba Levee Financing Authority, California, Revenue Bonds, Yuba County Levee Financing Project, Series 2008A, 5.000%, 9/01/38 – AGC Insured	9/17 at 100.00	AA–	263,595
31,315	Total Water and Sewer			35,920,979
$659,385	Total Investments (cost $584,851,869) – 99.4%			626,509,811
	Other Assets Less Liabilities – 0.6%			4,053,231
	Net Assets – 100%			$630,563,042

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$626,509,811	$—	$626,509,811

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund (continued)

May 31, 2012

During the period ended May 31, 2012, the Fund recognized no transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2012, the cost of investments was $584,646,831.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2012, were as follows:

Gross unrealized:
Appreciation	$44,000,148
Depreciation	(2,137,168)
Net unrealized appreciation (depreciation) of investments	$41,862,980

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	This debt has been restructured to accommodate capital maintenance at the facility. Major highlights of the debt restructuring included the following: (1) the principal balance outstanding on and after December 1, 2007, shall accrue interest at a rate of 6.500% per annum commencing December 1, 2007; (2) the interest shall accrue but not be payable on June 1, 2008 or December 1, 2008, but shall instead be deferred and paid by the end of calendar year 2011; (3) no principal component shall be pre-payable from the Minimum Sinking Fund Account during calendar years 2008 and 2009 but such pre-payments shall recommence beginning in calendar year 2010 according to a revised schedule.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

28	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Connecticut Municipal Bond Fund

May 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Staples – 2.0%

$3,760	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	11/12 at 100.00	BBB+	$3,752,856

3,000	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.625%, 10/01/29	10/19 at 100.00	BBB	3,498,120
6,760	Total Consumer Staples			7,250,976
	Education and Civic Organizations – 20.2%

210	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A, 5.000%, 4/01/20	4/17 at 100.00	BBB–	213,681

1,185	Connecticut Health and Education Facilities Authority, Revenue Bonds, Connecticut College, Series 2011H, 5.000%, 7/01/41	7/21 at 100.00	A2	1,312,044

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Brunswick School, Series 2012C:
1,000	5.000%, 7/01/31	7/22 at 100.00	A+	1,146,170
500	5.000%, 7/01/32	7/22 at 100.00	A+	569,860

1,490	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School, Series 1998A, 5.000%, 7/01/18 – RAAI Insured	7/12 at 100.00	N/R	1,492,324

1,435	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School, Series 2006B, 5.000%, 7/01/36 – RAAI Insured	7/16 at 100.00	N/R	1,453,425

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Chase Collegiate School, Series 2007A:
960	5.000%, 7/01/27 – RAAI Insured	7/17 at 100.00	N/R	992,573
400	5.000%, 7/01/32 – RAAI Insured	7/17 at 100.00	N/R	408,252

2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut College, Series 2007G, 4.500%, 7/01/37 – NPFG Insured	7/17 at 100.00	A2	2,059,900

3,205	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2010-O, 5.000%, 7/01/35	7/20 at 100.00	A–	3,539,666

650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Kent School, Series 2004D, 5.000%, 7/01/16 – NPFG Insured	1/15 at 100.00	Baa2	702,949

4,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2006H, 5.000%, 7/01/36 – AMBAC Insured	7/16 at 100.00	A–	4,200,680

4,450	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2007-I, 5.000%, 7/01/25 – NPFG Insured	7/17 at 100.00	A–	4,851,257

4,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2007-K2, 5.000%, 7/01/31 – NPFG Insured	7/18 at 100.00	A–	4,347,800

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Renbrook School, Series 2007A:
395	5.000%, 7/01/30 – AMBAC Insured	7/17 at 100.00	N/R	417,930
965	5.000%, 7/01/37 – AMBAC Insured	7/17 at 100.00	N/R	1,002,432

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2011G:
1,000	5.125%, 7/01/26	7/21 at 100.00	BBB	1,075,480
2,500	5.625%, 7/01/41	7/21 at 100.00	BBB	2,767,625

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2012H:
1,255	5.000%, 7/01/26 – AGM Insured	7/22 at 100.00	AA–	1,408,637
1,750	5.000%, 7/01/27 – AGM Insured	7/22 at 100.00	AA–	1,953,228

650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series 2004H, 5.000%, 7/01/17 – NPFG Insured	7/14 at 100.00	A+	706,076

2,010	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series 2007J, 4.500%, 7/01/37 – NPFG Insured	7/17 at 100.00	A1	2,084,310

1,400	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series 2010M, 4.250%, 7/01/28	7/20 at 100.00	A+	1,532,650

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen Connecticut Municipal Bond Fund (continued)

May 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of Hartford, Series 2006G:
$4,995	5.250%, 7/01/26 – RAAI Insured	7/16 at 100.00	BBB–	$5,208,786
2,250	5.250%, 7/01/36 – RAAI Insured	7/16 at 100.00	BBB–	2,287,035

685	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2003X-1, 5.000%, 7/01/42	7/13 at 100.00	AAA	711,681

10,050	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-1, 5.000%, 7/01/42	7/16 at 100.00	AAA	11,245,246

3,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-3, 5.050%, 7/01/42	7/17 at 100.00	AAA	3,429,990

2,000	Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Family Education Loan Program, Series 2010A, 4.000%, 11/15/30	11/20 at 100.00	Aa3	2,071,140

2,670	University of Connecticut, General Obligation Bonds, Series 2005A, 5.000%, 2/15/17 – AGM Insured	2/15 at 100.00	AA	2,983,271

	University of Connecticut, General Obligation Bonds, Series 2009A:
1,000	5.000%, 2/15/27	2/19 at 100.00	AA	1,155,700
1,000	5.000%, 2/15/28	2/19 at 100.00	AA	1,150,430

630	University of Connecticut, Student Fee Revenue Bonds, Refunding Series 2010A, 5.000%, 11/15/27	11/19 at 100.00	Aa2	732,148

3,120	University of Connecticut, Student Fee Revenue Refunding Bonds, Series 2002A, 5.250%, 11/15/20 – FGIC Insured	11/12 at 101.00	Aa2	3,217,001
68,810	Total Education and Civic Organizations			74,431,377
	Health Care – 15.4%

2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bridgeport Hospital Issue, Series 1992A, 6.625%, 7/01/18 – NPFG Insured	7/12 at 100.00	BBB	2,014,920

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital, Series 2002B:
920	5.500%, 7/01/21 – RAAI Insured	7/12 at 101.00	N/R	929,678
4,025	5.500%, 7/01/32 – RAAI Insured	7/12 at 101.00	N/R	4,053,859

640	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut Health Network, Series 2000A, 6.000%, 7/01/25 – RAAI Insured	7/12 at 100.00	N/R	640,736

2,240	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut Health Network, Series 2005, 5.000%, 7/01/25 – RAAI Insured	7/15 at 100.00	N/R	2,258,995

7,575	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford Healthcare, Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	A	8,078,585

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital For Special Care, Series 2007C:
500	5.250%, 7/01/22 – RAAI Insured	7/17 at 100.00	BBB–	529,890
1,005	5.250%, 7/01/32 – RAAI Insured	7/17 at 100.00	BBB–	1,029,462

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lawrence and Memorial Hospitals, Series 2011F, 5.000%, 7/01/36	7/21 at 100.00	A+	1,078,270

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital, Series 2011N:
495	5.000%, 7/01/25	7/21 at 100.00	A2	547,059
500	5.000%, 7/01/27	7/21 at 100.00	A2	548,530

90	Connecticut Health and Educational Facilities Authority, Revenue Bonds, St. Francis Hospital and Medical Center, Series 2002D, 5.000%, 7/01/22 – RAAI Insured	7/12 at 101.00	N/R	90,269

4,020	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2010-I, 5.000%, 7/01/30	7/20 at 100.00	A–	4,357,278

2,590	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut Health, Series 2011M, 5.375%, 7/01/41	7/21 at 100.00	A	2,882,903

2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut Health, Series 2011N, 5.000%, 7/01/29	7/21 at 100.00	A	2,169,240

30	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, William W. Backus Hospital, Series 2005F:
$2,000	5.000%, 7/01/28 – AGM Insured	7/18 at 100.00	AA–	$2,179,620
20	5.125%, 7/01/35 – AGM Insured	7/18 at 100.00	AA–	21,567

11,460	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Hospital, Series 2006J-1, 5.000%, 7/01/31 – AMBAC Insured	7/16 at 100.00	Aa3	12,232,055

1,305	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Hospital, Series 2010M, 5.500%, 7/01/40	7/20 at 100.00	Aa3	1,483,889

2,500	Connecticut Health and Eductaional Facilities Authority, Revenue Bonds, Ascension Health Series 2010A, 5.000%, 11/15/40	11/19 at 100.00	AA+	2,714,275

590	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare System, Series 2010J, 5.000%, 7/01/39	7/19 at 100.00	AA	634,539

3,900	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochestor Project, Series 2010, 5.500%, 8/15/40	2/21 at 100.00	Aa2	4,435,275

1,670	Orange County Health Facilities Authority, Florida, Orlando Regional Healthcare System Revenue Bonds, Series 2009, 5.125%, 10/01/26	10/19 at 100.00	A	1,827,147
53,045	Total Health Care			56,738,041
	Housing/Multifamily – 0.8%

2,875	Connecticut Housing Finance Authority, Multifamily Housing Mortgage Finance Program Bonds, Series 2006G-2, 4.800%, 11/15/27 (Alternative Minimum Tax)	11/15 at 100.00	AAA	2,958,318
	Housing/Single Family – 3.3%

5,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2004-A5, 5.050%, 11/15/34	5/13 at 100.00	AAA	5,069,950

	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006-A1:
1,610	4.700%, 11/15/26 (Alternative Minimum Tax)	11/15 at 100.00	AAA	1,654,645
1,735	4.800%, 11/15/31 (Alternative Minimum Tax)	11/15 at 100.00	AAA	1,773,344

3,410	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006D, 4.650%, 11/15/27	5/16 at 100.00	AAA	3,565,326
11,755	Total Housing/Single Family			12,063,265
	Long-Term Care – 2.1%

	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Connecticut Baptist Homes Inc., Series 1999:
720	5.500%, 9/01/15 – RAAI Insured	9/12 at 100.00	BBB–	721,620
500	5.625%, 9/01/22 – RAAI Insured	9/12 at 100.00	BBB–	500,685

1,525	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Elim Park Baptist Home Inc., Series 1998A, 5.375%, 12/01/18	12/12 at 100.00	BBB	1,548,546

3,200	Connecticut Housing Finance Authority, State Supported Special Obligation Bonds, Refunding Series 2010-16, 5.000%, 6/15/30	6/20 at 100.00	AA	3,578,944

	Hamden, Connecticut, Facility Revenue Bonds, Whitney Center Project, Series 2009B:
110	6.125%, 1/01/14	11/12 at 100.00	N/R	110,122
830	7.625%, 1/01/30	1/20 at 100.00	N/R	902,725
350	7.750%, 1/01/43	1/20 at 100.00	N/R	377,794
7,235	Total Long-Term Care			7,740,436
	Tax Obligation/General – 16.5%

1,500	Bridgeport, Connecticut, General Obligation Refunding Bonds, Series 2002A, 5.375%, 8/15/19 – FGIC Insured	8/12 at 100.00	A1	1,510,995

2,330	Connecticut State, General Obligation Bonds, Series 2004C, 5.000%, 4/01/23 – FGIC Insured	4/14 at 100.00	AA	2,507,732

5,000	Connecticut State, General Obligation Bonds, Series 2006A, 4.750%, 12/15/24	12/16 at 100.00	AA	5,740,050

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen Connecticut Municipal Bond Fund (continued)

May 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$2,200	Connecticut State, General Obligation Bonds, Series 2006C, 5.000%, 6/01/23 – AGM Insured	6/16 at 100.00	AA	$2,528,240

1,000	Connecticut State, General Obligation Bonds, Series 2006E, 5.000%, 12/15/20	12/16 at 100.00	AA	1,171,670

	Connecticut State, General Obligation Bonds, Series 2008C:
1,000	5.000%, 11/01/26	11/18 at 100.00	AA	1,170,280
1,000	5.000%, 11/01/27	11/18 at 100.00	AA	1,173,950
1,000	5.000%, 11/01/28	11/18 at 100.00	AA	1,171,260

1,000	Connecticut State, General Obligation Bonds, Series 2011D, 5.000%, 11/01/31	11/21 at 100.00	AA	1,182,340

	Connecticut, General Obligation Bonds, Series 2001C:
5,000	5.5000%, 12/15/13 (UB)	No Opt. Call	AA	5,400,650
10,000	5.5000%, 12/15/14 (UB)	No Opt. Call	AA	11,275,600

	Hartford, Connecticut, General Obligation Bonds, Series 2005A:
1,195	5.000%, 8/01/20 – AGM Insured	8/15 at 100.00	AA–	1,346,490
595	5.000%, 8/01/21 – AGM Insured	8/15 at 100.00	AA–	669,232
1,210	4.375%, 8/01/24 – AGM Insured	8/15 at 100.00	AA–	1,275,606

485	North Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 7/15/24	No Opt. Call	Aa1	631,441

	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A:
700	5.500%, 7/01/14 – AGM Insured	No Opt. Call	AA–	765,618
2,125	5.500%, 7/01/16 – AGM Insured	No Opt. Call	AA–	2,410,281
2,500	5.500%, 7/01/17 – AGM Insured	No Opt. Call	AA–	2,886,225
2,870	5.500%, 7/01/18 – AGM Insured	No Opt. Call	AA–	3,343,521
1,875	5.500%, 7/01/19 – AGM Insured	No Opt. Call	AA–	2,185,744

1,700	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/29 – FGIC Insured	No Opt. Call	Baa1	1,882,801

1,000	Quincy, Massachusetts, General Obligation Bonds, Series 2011, 5.125%, 12/01/33	12/20 at 100.00	Aa2	1,146,280

2,000	West Haven, Connecticut, General Obligation Bonds, Series 2012, 5.000%, 8/01/24 – AGM Insured	No Opt. Call	AA–	2,209,800

	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, General Obligation Bonds, Series 2011:
1,280	7.000%, 12/01/24 – AGM Insured	12/20 at 100.00	AA–	1,557,914
1,415	7.000%, 12/01/25 – AGM Insured	12/20 at 100.00	AA–	1,709,164
1,725	7.000%, 12/01/27 – AGM Insured	12/20 at 100.00	AA–	2,070,966
53,705	Total Tax Obligation/General			60,923,850
	Tax Obligation/Limited – 10.9%

2,600	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue Bonds, Series 2006F, 5.000%, 7/01/36 – AGC Insured	7/16 at 100.00	AA–	2,747,628

1,250	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue Bonds, Series 2008G, 6.000%, 7/01/28 – AGC Insured	7/18 at 100.00	AA–	1,445,413

	Connecticut, Certificates of Participation, Juvenile Training School, Series 2001:
1,275	5.000%, 12/15/20	12/13 at 100.00	AA–	1,292,111
1,000	5.000%, 12/15/30	12/13 at 100.00	AA–	1,009,930

5,000	Connecticut, Special Tax Obligation Transportation Infrastructure Bonds, Series 2008A, 5.000%, 11/01/28	11/18 at 100.00	AA	5,693,800

410	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 1992B, 6.125%, 9/01/12	No Opt. Call	AA	416,068

5,000	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Revenue Bonds, Series 2007A, 5.000%, 8/01/26 – AMBAC Insured	8/17 at 100.00	AA	5,682,400

800	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/37 (WI/DD, Settling 6/06/12)	1/22 at 100.00	A	864,128

2,200	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34	12/19 at 100.00	BBB–	2,364,010

32	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/Limited (continued)

	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
$200	5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	Baa1		$217,320
4,100	5.250%, 7/01/33 – NPFG Insured	No Opt. Call	Baa1		4,402,293

4,650	Puerto Rico Municipal Finance Agency, Series 2005C, 5.000%, 8/01/16 – AGM Insured	8/15 at 100.00	AA–		5,073,476

13,230	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 0.000%, 8/01/33	No Opt. Call	A+		4,224,207

1,050	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 5.250%, 8/01/57	8/17 at 100.00	Aa2		1,110,102

305	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 – NPFG Insured	No Opt. Call	A3		350,598

1,720	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011aA, 7.000%, 4/01/41	4/21 at 100.00	N/R		1,812,312

1,370	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A, 5.000%, 10/01/29	10/20 at 100.00	BBB+		1,450,762
46,160	Total Tax Obligation/Limited				40,156,558
	Transportation – 0.4%

1,360	New Haven, Connecticut, Revenue Refunding Bonds, Air Rights Parking Facility, Series 2002, 5.375%, 12/01/14 – AMBAC Insured	No Opt. Call	N/R		1,445,340

250	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax) (4)	12/12 at 100.00	N/R		130,468
1,610	Total Transportation				1,575,808
	U.S. Guaranteed – 7.1% (5)

1,440	Bridgeport, Connecticut, General Obligation Bonds, Series 2003A, 5.250%, 9/15/22 (Pre-refunded 9/15/13) – AGM Insured	9/13 at 100.00	AA–	(5)	1,532,938

65	Connecticut Development Authority, Revenue Bonds, Duncaster Inc., Series 2002, 4.750%, 8/01/32 (Pre-refunded 8/01/12) – RAAI Insured	8/12 at 101.00	BBB	(5)	66,134

1,540	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Brunswick School, Series 2003B, 5.000%, 7/01/33 (Pre-refunded 7/01/13) – NPFG Insured	7/13 at 100.00	BBB	(5)	1,618,833

860	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lutheran General Healthcare System – Parkside Lodges Projects, Series 1989, 7.375%, 7/01/19 (ETM)	7/12 at 100.00	Aaa		1,050,284

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of Hartford, Series 2002E:
1,400	5.500%, 7/01/22 (Pre-refunded 7/01/12) – RAAI Insured	7/12 at 101.00	BBB–	(5)	1,420,146
6,000	5.250%, 7/01/32 (Pre-refunded 7/01/12) – RAAI Insured	7/12 at 101.00	BBB–	(5)	6,085,080

4,000	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002B, 5.000%, 12/01/20 (Pre-refunded 12/01/12) – AMBAC Insured	12/12 at 100.00	AA	(5)	4,096,360

1,000	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2003B, 5.000%, 1/01/23 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	AA	(5)	1,074,100

1,550	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16 (Pre-refunded 10/01/13)	10/13 at 100.00	AAA		1,647,185

1,395	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 – NPFG Insured (ETM)	No Opt. Call	A3	(5)	1,797,876

3,955	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth Series 2003A, 5.000%, 8/01/33 (Pre-refunded 8/01/13) – NPFG Insured	8/13 at 100.00	Aa3	(5)	4,172,644

1,435	University of Connecticut, General Obligation Bonds, Series 2004A, 5.000%, 1/15/16 (Pre-refunded 1/15/14) – NPFG Insured	1/14 at 100.00	AA	(5)	1,544,347
24,640	Total U.S. Guaranteed				26,105,927

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen Connecticut Municipal Bond Fund (continued)

May 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities – 11.3%

$1,000	Bristol Resource Recovery Facility Operating Committee, Connecticut, Solid Waste Revenue Bonds, Covanta Bristol Inc., Series 2005, 5.000%, 7/01/12 – AMBAC Insured	No Opt. Call	AA	$1,003,690

3,000	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Western Massachusetts Electric Company, Series 1993A, 5.850%, 9/01/28	10/12 at 100.00	A–	3,024,000

3,740	Connecticut Development Authority, Solid Waste Disposal Facilities Revenue Bonds, PSEG Power LLC Project, Series 2007A, 5.750%, 11/01/37 (Alternative Minimum Tax)	11/12 at 100.00	Baa1	3,755,409

	Connecticut Municipal Electric Energy Cooperative, Transmission Services Revenue Bonds, Series 2012A:
955	5.000%, 1/01/24	1/22 at 100.00	Aa3	1,151,444
880	5.000%, 1/01/25	1/22 at 100.00	Aa3	1,047,834

5,250	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of Southeastern Connecticut LP, Series 1992A, 6.450%, 11/15/22 (Alternative Minimum Tax)	11/12 at 100.00	Ba1	5,257,718

1,000	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of Southeastern Connecticut LP, Series 1998A-II, 5.500%, 11/15/15 (Alternative Minimum Tax)	12/12 at 101.00	Ba1	1,012,020

3,170	Connecticut Transmission Municipal Electric Energy Cooperative, Transmission System Revenue Bonds, Series 2012A, 5.000%, 1/01/42	1/22 at 100.00	Aa3	3,544,631

	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A:
500	5.500%, 1/01/14 (Alternative Minimum Tax)	7/12 at 100.00	BBB	501,745
6,685	5.500%, 1/01/20 (Alternative Minimum Tax)	7/12 at 100.00	BBB	6,709,533

	Guam Power Authority, Revenue Bonds, Series 1999A:
2,280	5.125%, 10/01/29 – NPFG Insured	10/12 at 100.00	BBB	2,280,319
1,000	5.125%, 10/01/29 – AMBAC Insured	10/12 at 100.00	Ba1	998,220

	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 2002:
5,000	5.000%, 7/01/19 – NPFG Insured	No Opt. Call	BBB+	5,712,550
5,000	5.000%, 7/01/20 – NPFG Insured	No Opt. Call	BBB+	5,712,950
39,460	Total Utilities			41,712,063
	Water and Sewer – 9.2%

160	Connecticut Development Authority, Water Facility Revenue Bonds, Aquarion Water Company Project, Refunding Series 2005B, 4.400%, 8/01/29 – SYNCORA GTY Insured	8/12 at 102.00	N/R	161,517

5,625	Connecticut Development Authority, Water Facility Revenue Bonds, Aquarion Water Company Project, Series 2007, 5.100%, 9/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)	9/17 at 100.00	N/R	5,729,513

	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System Revenue Bonds, Series 2005A:
3,840	5.000%, 11/15/30 – NPFG Insured	11/15 at 100.00	A1	4,221,926
4,670	5.000%, 8/15/35 – NPFG Insured	11/15 at 100.00	A1	5,144,379

2,350	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	Ba2	2,385,979

1,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43	12/20 at 100.00	AA+	1,155,310

1,140	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	Baa2	1,217,885

3,000	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth Series 2003A, 5.000%, 8/01/20 – NPFG Insured	8/13 at 100.00	Aa3	3,145,560

2,760	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twentieth Series, 2007A, 5.000%, 8/01/30 – NPFG Insured	8/16 at 100.00	Aa3	3,037,877

34	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$2,000	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twentieth-Seventh Series, 2012, 5.000%, 8/01/30 – FGIC Insured	8/22 at 100.00	Aa3	$2,330,080

4,130	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twentieth-Sixth Series, 2011, 5.000%, 8/01/41	8/21 at 100.00	Aa3	4,613,747

550	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series 2003A, 5.000%, 11/15/32	11/13 at 100.00	AA+	579,760
31,225	Total Water and Sewer			33,723,533
$347,280	Total Investments (cost $340,921,512) – 99.2%			365,380,152
	Floating Rate Obligations – (2.7)%			(10,000,000)
	Other Assets Less Liabilities – 3.5%			13,093,020
	Net Assets – 100%			$368,473,172

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$365,380,152	$—	$365,380,152

During the period ended May 31, 2012, the Fund recognized no transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2012, the cost of investments was $330,511,316.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2012, were as follows:

Gross unrealized:
Appreciation	$25,101,650
Depreciation	(232,814)
Net unrealized appreciation (depreciation) of investments	$24,868,836

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen Connecticut Municipal Bond Fund (continued)

May 31, 2012

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

36	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Massachusetts Municipal Bond Fund

May 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 0.5%

$1,425	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds, Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)	9/12 at 102.00	Caa3	$1,092,120
	Consumer Staples – 0.8%

730	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	11/12 at 100.00	BBB+	728,613

1,000	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.625%, 10/01/29	10/19 at 100.00	BBB	1,166,040
1,730	Total Consumer Staples			1,894,653
	Education and Civic Organizations – 25.1%

1,270	Massachusetts Development Finance Agency, Revenue Bonds, Bentley University, Series 2010, 5.000%, 7/01/28	7/20 at 100.00	A3	1,396,975

1,500	Massachusetts Development Finance Agency, Revenue Bonds, Boston College, Series 2010R-1, 5.000%, 7/01/40	7/20 at 100.00	AA–	1,665,540

865	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2005T-1, 5.000%, 10/01/39 – AMBAC Insured	10/15 at 100.00	A	894,566

1,000	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2008U-4, 5.600%, 10/01/35	10/19 at 100.00	A2	1,127,360

750	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2009V-1, 5.000%, 10/01/29	10/19 at 100.00	A	837,848

3,000	Massachusetts Development Finance Agency, Revenue Bonds, Brandeis University, Series 2008N, 5.000%, 10/01/39	10/18 at 100.00	A1	3,198,180

6,000	Massachusetts Development Finance Agency, Revenue Bonds, Draper Laboratory, Series 2008, 5.875%, 9/01/30	9/18 at 100.00	Aa3	6,955,738

1,000	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2010A, 5.000%, 1/01/40	1/20 at 100.00	BBB+	1,034,710

3,000	Massachusetts Development Finance Agency, Revenue Bonds, Harvard University, Series 2010B-1, 5.000%, 10/15/40	10/20 at 100.00	AAA	3,461,610

1,000	Massachusetts Development Finance Agency, Revenue Bonds, Sterling and Francine Clark Art Institute, Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	AA	1,111,300

3,500	Massachusetts Development Finance Agency, Revenue Bonds, The Broad Institute, Series 2011A, 5.250%, 4/01/37	4/21 at 100.00	AA–	3,890,110

1,000	Massachusetts Development Finance Agency, Revenue Bonds, The Sabis International Charter School, Series 2009A, 8.000%, 4/15/39	10/19 at 100.00	BBB	1,219,840

	Massachusetts Development Finance Agency, Revenue Bonds, Williston Northampton School, Series 2005B:
100	5.000%, 10/01/25 – SYNCORA GTY Insured	10/15 at 100.00	Baa2	103,935
3,090	5.000%, 10/01/37 – SYNCORA GTY Insured	10/15 at 100.00	Baa2	3,129,985

895	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2007, 5.000%, 9/01/37 – NPFG Insured	9/17 at 100.00	A+	949,344

3,000	Massachusetts Development Finance Authority, Revenue Bonds, Curry College, Series 1999A, 5.500%, 3/01/29 – ACA Insured	9/12 at 100.00	BBB	3,002,610

	Massachusetts Development Finance Authority, Revenue Bonds, Hampshire College, Series 2004:
1,000	5.625%, 10/01/24	10/14 at 100.00	BBB	1,037,610
1,000	5.700%, 10/01/34	10/14 at 100.00	BBB	1,029,800

3,075	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy and Allied Health Sciences, Series 2005D, 5.000%, 7/01/27 – AGC Insured	7/15 at 100.00	AA–	3,259,408

2,100	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2002A, 5.750%, 1/01/42 – AMBAC Insured	No Opt. Call	A	2,663,010

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen Massachusetts Municipal Bond Fund (continued)

May 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$1,955	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2008H, 6.350%, 1/01/30 – AGC Insured (Alternative Minimum Tax)	1/18 at 100.00	AA	$2,168,857

1,915	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2009I, 6.000%, 1/01/28	1/20 at 100.00	AA	2,204,548

1,500	Massachusetts Educational Financing Authority, Educational Loan Revenue, Series 2011J, 5.625%, 7/01/33 (Alternative Minimum Tax)	7/21 at 100.00	AA	1,612,470

800	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Tender Option Bond Trust 2010-20W, 13.755%, 12/15/34 (IF) (4)	12/19 at 100.00	AAA	1,171,656

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lesley University, Series 2009A, 5.000%, 7/01/29 – AGC Insured	7/19 at 100.00	AA–	1,104,250

3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Tufts University, Series 2008O, 5.375%, 8/15/38	8/18 at 100.00	Aa2	3,577,590

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, University of Massachusetts, Series 2005D, 5.250%, 10/01/24 – FGIC Insured	10/14 at 100.00	AA	1,095,080

500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Wellesley College, Series 2003H, 5.000%, 7/01/26	7/13 at 100.00	AA+	519,195

610	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Williams College, Series 2007L, 5.000%, 7/01/31	7/16 at 100.00	AAA	682,041

1,500	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk University Issue, Series 2009A, 5.750%, 7/01/39	7/19 at 100.00	BBB	1,647,375
51,925	Total Education and Civic Organizations			57,752,541
	Health Care – 16.8%

	Massachusetts Development Finance Agency, Revenue Bonds, Berkshire Health Systems, Series 2012G:
3,005	5.000%, 10/01/28	10/21 at 100.00	A3	3,302,074
500	5.000%, 10/01/30	10/21 at 100.00	A3	546,135

2,410	Massachusetts Development Finance Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 1999A, 6.250%, 8/15/29 – ACA Insured (5), (6), (7)	8/12 at 100.00	N/R	1,280,433

1,500	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series 2008A, 6.500%, 1/15/38 (7)	1/18 at 100.00	N/R	7,470

2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Baystate Medical Center, Series 2009I, 5.750%, 7/01/36	7/19 at 100.00	A+	2,204,240

3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Boston Medical Center, Series 2008B, 5.250%, 7/01/38	7/18 at 100.00	BBB+	3,058,470

3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Health Care Inc., Series 2001C, 5.250%, 11/15/31 – RAAI Insured	11/12 at 100.50	BBB+	3,031,500

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Healthcare Obligated Group, Series 2004D, 5.125%, 11/15/35 – AGC Insured	11/19 at 100.00	AA–	1,078,910

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Auction Rate Series 2004D, 5.250%, 7/01/24 – NPFG Insured	7/18 at 100.00	A–	1,125,120

810	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series 1998A, 5.000%, 7/01/25 – NPFG Insured	7/12 at 100.00	A–	810,648

350	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc., Series B1 Capital Asset Program Converted June 13,2008, 5.375%, 2/01/28 – NPFG Insured	8/18 at 100.00	A–	389,690

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc., Series B2, Capital Asset Program, Converted June 9, 2009:
500	5.000%, 2/01/25 – NPFG Insured	8/18 at 100.00	A–	552,665
100	5.375%, 2/01/27 – NPFG Insured	8/18 at 100.00	A–	111,866

38	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$790	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Covenant Health Systems Obligated Group, Series 2002, 6.000%, 7/01/31	1/14 at 100.00	A	$804,520

2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2002, 5.125%, 8/01/22 – AGM Insured	8/12 at 100.00	AA–	2,008,020

1,450	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital, Series 2005E, 5.000%, 8/15/35 – RAAI Insured	8/15 at 100.00	N/R	1,351,893

1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard Pilgrim Healthcare, Series 1998A, 4.750%, 7/01/22 – AGM Insured	7/12 at 100.00	AA–	1,502,460

3,400	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Clinic Medical Center, Series 2005C, 5.000%, 8/15/21 – FGIC Insured	8/15 at 100.00	A+	3,602,368

2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Medical Center, Series 2007D, 5.250%, 8/15/28	8/17 at 100.00	A+	2,132,280

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional Medical Center, Series 2007E:
2,040	5.000%, 7/15/32	7/17 at 100.00	BBB–	2,030,922
1,000	5.000%, 7/15/37	7/17 at 100.00	BBB–	967,310

220	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Millford-Whitinsville Regional Hospital, Series 1998C, 5.750%, 7/15/13	7/12 at 100.00	BBB–	220,497

1,400	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital Project, Series 2005D, 5.250%, 7/01/30	7/15 at 100.00	BB–	1,385,440

3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2004A, 6.375%, 7/01/34 (5), (6), (7)	7/14 at 100.00	D	1,080,000

4,065	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health Care, Series 2005D, 5.000%, 7/01/33	7/15 at 100.00	A–	4,146,787
42,040	Total Health Care			38,731,718
	Housing/Multifamily – 4.7%

1,535	Boston Housing Authority, Massachusetts, Capital Program Revenue Bonds, Series 2008, 5.000%, 4/01/20 – AGM Insured	4/18 at 100.00	AA–	1,740,076

3,185	Massachusetts Development Finance Authority, Multifamily Housing Revenue Bonds, Emerson Manor Project, Series 2007, 4.800%, 7/20/48	7/17 at 100.00	BB	3,284,945

2,535	Massachusetts Development Financing Authority, Assisted Living Revenue Bonds, Prospect House Apartments, Series 1999, 7.000%, 12/01/31	12/12 at 100.00	N/R	2,535,482

170	Massachusetts Housing Finance Agency, Housing Development Revenue Bonds, Series 1998A, 5.375%, 6/01/16 – NPFG Insured (Alternative Minimum Tax)	12/12 at 100.00	BBB	170,194

500	Massachusetts Housing Finance Agency, Housing Revenue Bonds, Series 2003S, 5.050%, 12/01/23 (Alternative Minimum Tax)	6/13 at 100.00	AA–	505,760

2,575	Somerville Housing Authority, Massachusetts, GNMA Collateralized Mortgage Revenue Bonds, Clarendon Hill Towers, Series 2002, 5.200%, 11/20/22	5/13 at 102.00	N/R	2,656,937
10,500	Total Housing/Multifamily			10,893,394
	Housing/Single Family – 0.7%

1,120	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2008, Trust 3145, 15.329%, 6/01/16 (IF)	No Opt. Call	AA	1,398,880

245	Puerto Rico Housing Finance Authority, Mortgage-Backed Securities Program Home Mortgage Revenue Bonds, Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)	6/13 at 100.00	Aaa	246,710
1,365	Total Housing/Single Family			1,645,590
	Industrials – 0.3%

320	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R	316,416

Nuveen Investments	39

Portfolio of Investments (Unaudited)

Nuveen Massachusetts Municipal Bond Fund (continued)

May 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Industrials (continued)

$400	Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2003, 5.450%, 6/01/14	No Opt. Call	BBB	$432,876
720	Total Industrials			749,292
	Long-Term Care – 4.9%

1,500	Massachusetts Development Finance Agency, Human Service Provider Revenue Bonds, Seven Hills Foundation and Affiliates Issue, Series 2005, 5.000%, 9/01/35 – RAAI Insured	9/15 at 100.00	BBB–	1,419,060

240	Massachusetts Development Finance Agency, Revenue Bonds, Carleton-Willard Village, Series 2010, 5.625%, 12/01/30	12/19 at 100.00	A–	259,644

4,220	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007, 5.250%, 10/01/26	10/12 at 102.00	N/R	4,144,672

45	Massachusetts Development Finance Authority, First Mortgage Revenue Bonds, Berkshire Retirement Community – Edgecombe Project, Series 2001A, 6.750%, 7/01/21	7/12 at 101.00	BBB	45,981

2,500	Massachusetts Development Finance Authority, GNMA Collateralized Assisted Living Facility Revenue Bonds, Arbors at Chicopee, Series 2001A, 6.250%, 9/20/42 (Alternative Minimum Tax)	9/12 at 105.00	AAA	2,636,575

1,790	Massachusetts Development Finance Authority, Revenue Bonds, May Institute, Series 1999, 5.750%, 9/01/24 – RAAI Insured	9/12 at 100.00	BBB–	1,790,358

255	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cable Housing and Health Services, Series 1993A, 5.625%, 7/01/13 – NPFG Insured	7/12 at 100.00	BBB	255,768

610	Massachusetts Industrial Finance Agency, First Mortgage Revenue Bonds, Berkshire Retirement Community, Series 1994B, 4.750%, 7/01/17	7/12 at 100.00	BBB	610,549
11,160	Total Long-Term Care			11,162,607
	Tax Obligation/General – 9.3%

500	Ashland, Massachusetts, General Obligation Bonds, Series 2004, 5.250%, 5/15/23 – AMBAC Insured	5/15 at 100.00	Aa2	559,555

850	Beverly, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 11/01/21 – NPFG Insured	11/13 at 100.00	Aa2	898,425

1,000	Erving, Massachusetts, General Obligation Bonds, Series 2002, 5.500%, 6/15/16	6/12 at 101.00	A1	1,013,030

	Fall River, Massachusetts, General Obligation Bonds, Series 2003:
1,520	5.250%, 2/01/17 – AGM Insured	2/13 at 101.00	AA–	1,582,062
1,000	5.000%, 2/01/21 – AGM Insured	2/13 at 101.00	AA–	1,028,210

1,750	Hudson, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2011, 5.000%, 2/15/32	2/20 at 100.00	AA	1,985,900

1,200	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21	No Opt. Call	AA+	1,605,984

1,000	North Reading, Massachusetts, General Obligation Bonds, Series 2012, 5.000%, 5/15/35 (WI/DD, Settling 6/18/12)	5/22 at 100.00	Aa2	1,153,790

1,350	Norwell, Massachusetts, General Obligation Bonds, Series 2005, 5.000%, 2/15/25 – AMBAC Insured	2/15 at 101.00	AAA	1,487,943

	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A:
275	5.500%, 7/01/16 – AGM Insured	No Opt. Call	AA–	311,919
1,490	5.500%, 7/01/17 – AGM Insured	No Opt. Call	AA–	1,720,190
980	5.500%, 7/01/19 – AGM Insured	No Opt. Call	AA–	1,142,415

4,300	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/29 – FGIC Insured	No Opt. Call	Baa1	4,762,378

1,000	Quincy, Massachusetts, General Obligation Bonds, Series 2011, 5.125%, 12/01/33	12/20 at 100.00	Aa2	1,146,280

690	Westfield, Massachusetts, General Obligation Bonds, Series 2004, 5.000%, 8/01/19 – AMBAC Insured	8/14 at 100.50	A+	749,105

40	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$120	Worcester, Massachusetts, General Obligation Bonds, Series 2001A, 5.500%, 8/15/18 – FGIC Insured	8/12 at 100.00	AA–	$120,372
19,025	Total Tax Obligation/General			21,267,558
	Tax Obligation/Limited – 9.9%

800	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/37 (WI/DD, Settling 6/06/12)	1/22 at 100.00	A	864,128

680	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2002, 5.000%, 5/01/32 – AMBAC Insured	5/13 at 100.00	A–	701,230

395	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2004, 5.000%, 5/01/26 – AMBAC Insured	5/14 at 100.00	A–	420,517

2,500	Massachusetts College Building Authority, Project Revenue Bonds, Series 2008A, 5.000%, 5/01/33 – AGC Insured	5/18 at 100.00	Aa2	2,725,975

	Massachusetts College Building Authority, Project Revenue Refunding Bonds, Series 2003B:
2,025	5.375%, 5/01/22 – SYNCORA GTY Insured	No Opt. Call	Aa2	2,578,817
1,125	5.375%, 5/01/23 – SYNCORA GTY Insured	No Opt. Call	Aa2	1,437,131

1,145	Massachusetts College Building Authority, Revenue Bonds, Refunding Series 2012B, 5.000%, 5/01/37	5/22 at 100.00	AA	1,306,892

3,200	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A, 5.000%, 8/15/20 – AGM Insured	8/15 at 100.00	AA+	3,623,392

1,350	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2007A, 5.000%, 8/15/22 – AMBAC Insured	8/17 at 100.00	AA+	1,571,306

2,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2011B, 5.000%, 10/15/41	10/21 at 100.00	AA+	2,274,700

1,130	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2005, 5.000%, 1/01/20 – FGIC Insured	No Opt. Call	A1	1,343,344

1,650	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note Program, Series 2003A, 5.000%, 12/15/13 – AGM Insured	No Opt. Call	AAA	1,770,038

475	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series 2006A, 4.500%, 7/01/36 – CIFG Insured	7/16 at 100.00	BBB+	451,188

1,650	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2004J, 5.000%, 7/01/18 – NPFG Insured	7/14 at 100.00	Baa1	1,719,350
20,125	Total Tax Obligation/Limited			22,788,008
	Transportation – 8.5%

1,765	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Senior Lien Series 2010B, 5.000%, 1/01/32	1/20 at 100.00	A+	1,941,800

2,000	Massachusetts Port Authority, Airport System Revenue Bonds, Series 2010A, 5.000%, 7/01/30	7/20 at 100.00	AA	2,262,940

3,835	Massachusetts Port Authority, Revenue Bonds, Series 2003A, 5.000%, 7/01/24 – NPFG Insured	7/13 at 100.00	AA	3,991,966

1,000	Massachusetts Port Authority, Revenue Bonds, Series 2003C, 5.000%, 7/01/18 – NPFG Insured	7/13 at 100.00	AA	1,043,040

2,600	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series 2007, 5.000%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)	7/17 at 100.00	A2	2,680,418

500	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A, 5.125%, 7/01/41	7/21 at 100.00	A	547,855

4,055	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	7/12 at 100.00	N/R	3,611,059

820	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Senior Lien Parking Revenue Bonds, Series 2011, 5.000%, 7/01/41	7/21 at 100.00	A+	887,429

Nuveen Investments	41

Portfolio of Investments (Unaudited)

Nuveen Massachusetts Municipal Bond Fund (continued)

May 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Transportation (continued)

$2,250	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/32 – AGM Insured	7/15 at 100.00	AA–		$2,474,595
18,825	Total Transportation				19,441,102
	U.S. Guaranteed – 3.3% (8)

1,750	Boston, Massachusetts, Special Obligation Bonds, Boston Medical Center, Series 2002, 5.000%, 8/01/18 (Pre-refunded 8/01/12) – NPFG Insured	8/12 at 100.00	AA+	(8)	1,764,105

1,115	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21 (Pre-refunded 3/01/17)	3/17 at 100.00	N/R	(8)	1,294,816

75	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Lien Series 2006C, 5.000%, 7/01/26 (Pre-refunded 7/01/18)	7/18 at 100.00	AAA		92,987

1,375	Massachusetts College Building Authority, Project Revenue Bonds, Series 2006A, 5.000%, 5/01/31 (Pre-refunded 5/01/16) – AMBAC Insured	5/16 at 100.00	Aa2	(8)	1,608,558

50	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy and Allied Health Sciences, Series 2003C, 6.375%, 7/01/23 (Pre-refunded 7/01/13)	7/13 at 101.00	A	(8)	53,801

750	Massachusetts Development Finance Authority, Revenue Bonds, Milton Academy, Series 2003A, 5.000%, 9/01/19 (Pre-refunded 9/01/13)	9/13 at 100.00	AA–	(8)	793,673

295	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series 1998A, 5.000%, 7/01/25 (Pre-refunded 7/01/21) – NPFG Insured	7/21 at 100.00	BBB	(8)	360,761

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi Obligated Group, Series 2002B, 6.250%, 7/01/22 (Pre-refunded 7/01/12)	7/12 at 101.00	N/R	(8)	1,015,010

100	Massachusetts Port Authority, Revenue Bonds, Series 1982, 13.000%, 7/01/13 (ETM)	7/12 at 100.00	AAA		107,291

350	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2004J, 5.000%, 7/01/18 (Pre-refunded 7/01/14)	7/14 at 100.00	Baa1	(8)	383,177
6,860	Total U.S. Guaranteed				7,474,179
	Utilities – 4.0%

1,435	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AA–		1,569,273

2,500	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, SEMass System, Series 2001A, 5.625%, 1/01/16 – NPFG Insured	1/13 at 100.00	BBB		2,531,150

500	Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, Dominion Energy Brayton Point Project, Refunding Series 2009, 5.750%, 12/01/42 (Mandatory put 5/01/19)	No Opt. Call	A–		601,000

1,000	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)	12/12 at 100.00	A–		1,003,770

475	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2012A, 5.000%, 7/01/42	7/22 at 100.00	BBB+		480,800

2,900	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2004PP, 5.000%, 7/01/22 – FGIC Insured	7/14 at 100.00	BBB+		3,066,547
8,810	Total Utilities				9,252,540
	Water and Sewer – 8.7%

1,700	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.375%, 11/01/39 – AGM Insured	11/19 at 100.00	AA–		1,919,011

1,000	Boston Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Senior Lien Refunding Series 2010A, 5.000%, 11/01/30	11/19 at 100.00	AA+		1,164,220

60	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2003-9, 5.000%, 8/01/22	8/13 at 100.00	AAA		63,012

42	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$380	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2004-10, 5.000%, 8/01/26	8/14 at 100.00	AAA	$410,487

1,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2002J, 5.250%, 8/01/19 – AGM Insured	No Opt. Call	AA+	1,260,780

	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A:
1,650	5.000%, 8/01/27 – NPFG Insured	8/17 at 100.00	AA+	1,905,387
750	5.000%, 8/01/28 – NPFG Insured	8/17 at 100.00	AA+	849,308
2,080	5.000%, 8/01/29 – NPFG Insured	8/17 at 100.00	AA+	2,355,413

2,500	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005B, 5.000%, 8/01/35 – NPFG Insured	8/17 at 100.00	AA+	2,821,400

	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2006A:
1,500	5.000%, 8/01/31 – AMBAC Insured	8/16 at 100.00	AA+	1,680,600
2,000	4.000%, 8/01/46	8/16 at 100.00	AA+	2,006,700

760	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	Baa2	811,923

1,500	Springfield Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Refunding Series 2010B, 5.000%, 11/15/30 – AGC Insured	11/20 at 100.00	AA–	1,737,735

1,000	Springfield Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Series 2003A, 5.000%, 7/01/23 – NPFG Insured	7/14 at 100.00	A+	1,049,490
17,880	Total Water and Sewer			20,035,466
$212,390	Total Investments (cost $210,513,280) – 97.5%			224,180,768
	Other Assets Less Liabilities – 2.5%			5,681,567
	Net Assets – 100%			$229,862,335

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$221,820,335	$2,360,433	$224,180,768

Nuveen Investments	43

Portfolio of Investments (Unaudited)

Nuveen Massachusetts Municipal Bond Fund (continued)

May 31, 2012

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Massachusetts Level 3 Municipal Bonds
Balance at the beginning of period	$1,947,600
Gains (losses):
Net realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	412,508
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	325
Transfers in to	—
Transfers out of	—
Balance at the end of period	$2,360,433

During the period ended May 31, 2012, the Fund recognized no transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2012, the cost of investments was $210,299,603.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2012, were as follows:

Gross unrealized:
Appreciation	$17,193,544
Depreciation	(3,312,379)
Net unrealized appreciation (depreciation) of investments	$13,881,165

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

(6)	For fair value measurement disclosure purposes, investment catagorized as Level 3.

(7)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(8)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

44	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen New Jersey Municipal Bond Fund

May 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 0.1%

	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A:
$280	5.000%, 1/01/32	1/15 at 100.00	B3	$176,159
240	5.125%, 1/01/37	1/15 at 100.00	B3	150,967
520	Total Consumer Discretionary			327,126
	Consumer Staples – 3.8%

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
4,215	4.500%, 6/01/23	6/17 at 100.00	B1	3,970,193
7,010	4.750%, 6/01/34	6/17 at 100.00	B2	5,441,722
1,715	5.000%, 6/01/41	6/17 at 100.00	B2	1,337,014
12,940	Total Consumer Staples			10,748,929
	Education and Civic Organizations – 10.6%

2,000	District of Columbia, Revenue Bonds, National Public Radio, Series 2010A, 5.000%, 4/01/43	4/15 at 100.00	AA–	2,066,240

375	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Series 2005, 5.000%, 12/01/24 – AMBAC Insured	6/15 at 100.00	N/R	388,658

2,500	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series 2002D, 5.250%, 7/01/32 – ACA Insured	7/13 at 100.00	BBB	2,516,350

1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series 2004C, 5.500%, 7/01/23	7/14 at 100.00	BBB	1,034,320

1,495	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D, 5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	A2	1,590,321

45	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2004L, 5.125%, 7/01/21 – NPFG Insured	7/14 at 100.00	AA–	48,852

1,400	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2005F, 5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	A1	1,560,552

1,035	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2006A, 5.000%, 7/01/36 – AMBAC Insured	7/16 at 100.00	AA–	1,086,926

	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of Technology, Series 2004B:
125	5.000%, 7/01/18 – AMBAC Insured	1/14 at 100.00	A+	131,526
265	5.000%, 7/01/19 – AMBAC Insured	1/14 at 100.00	A+	277,707
815	4.250%, 7/01/24 – AMBAC Insured	1/14 at 100.00	A+	831,382

	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Series 2005A:
465	5.000%, 7/01/23	7/15 at 100.00	AAA	521,256
465	5.000%, 7/01/24	7/15 at 100.00	AAA	513,927

2,000	New Jersey Educational Facilities Authority, Revenue Bonds, Richard Stockton College of New Jersey, Refunding Series 2008A, 5.375%, 7/01/38	7/18 at 100.00	A+	2,199,780

	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
350	5.000%, 7/01/32	7/21 at 100.00	BBB+	376,842
230	5.000%, 7/01/37	7/21 at 100.00	BBB+	243,678

190	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2007C, 5.000%, 7/01/37 – RAAI Insured	7/12 at 100.00	BBB+	190,215

500	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan College, Series 2007B, 4.250%, 7/01/34 – FGIC Insured	7/17 at 100.00	A+	509,235

1,840	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Kean University, Series 2009A, 5.500%, 9/01/36 – AGC Insured	9/19 at 100.00	AA–	2,084,444

2,500	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, University of Medicine and Dentistry of New Jersey, Series 2009B, 7.500%, 12/01/32	6/19 at 100.00	A–	3,106,450

Nuveen Investments	45

Portfolio of Investments (Unaudited)

Nuveen New Jersey Municipal Bond Fund (continued)

May 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$510	New Jersey Higher Education Assistance Authority Student Loan Revenue Bonds Series 2010-2, 5.000%, 12/01/30	12/20 at 100.00	Aa3	$556,619

4,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A, 6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax)	6/18 at 100.00	AA–	4,365,920

630	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A, 5.000%, 12/01/25	12/19 at 100.00	AA	686,183

1,425	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2012A, 5.000%, 7/01/42	7/22 at 100.00	A+	1,593,050

1,500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series 2002, 5.500%, 12/01/31	12/12 at 101.00	BBB–	1,506,420
27,660	Total Education and Civic Organizations			29,986,853
	Financials – 0.6%

750	New Jersey Economic Development Authority, Industrial Development Revenue Refunding Bonds, Newark Airport Marriott Hotel, Series 1996, 7.000%, 10/01/14	10/12 at 100.00	Ba1	753,555

1,000	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002, 5.750%, 10/01/21	No Opt. Call	Ba2	1,096,340
1,750	Total Financials			1,849,895
	Health Care – 18.5%

2,530	Camden County Improvement Authority, New Jersey, Healthcare Revenue Bonds, Cooper Health System, Series 2005B, 5.250%, 2/15/27	2/15 at 100.00	BBB	2,618,980

350	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2004A, 5.750%, 2/15/34	8/14 at 100.00	BBB	356,010

2,955	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2005A, 5.000%, 2/15/25	2/15 at 100.00	BBB	3,050,506

4,225	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation, Series 2008A, 5.000%, 7/01/27	7/18 at 100.00	A1	4,519,229

3,280	New Jersey Health Care Facilities Financing Authority, FHA – Insured Mortgage Revenue Bonds, Jersey City Medical Center, Series 2001, 5.000%, 8/01/31 – AMBAC Insured	8/12 at 100.00	N/R	3,282,657

	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011:
800	6.000%, 7/01/26	7/21 at 100.00	BBB–	908,752
75	6.250%, 7/01/35	7/21 at 100.00	BBB–	84,964

1,160	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional Medical Center, Series 2007, 5.000%, 7/01/37	7/17 at 100.00	A+	1,209,857

1,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured	7/17 at 100.00	Aa3	1,600,665

140	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized Hospital, Series 2005A, 5.500%, 7/01/36	7/15 at 100.00	BBB	142,792

2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006B, 5.000%, 7/01/26	7/16 at 100.00	A	2,070,400

1,710	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006, 5.125%, 7/01/35	7/16 at 100.00	A	1,760,000

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System Obligated Group, Series 2001:
600	5.500%, 7/01/21	7/12 at 100.00	A3	613,074
265	5.625%, 7/01/31	7/12 at 100.00	A3	265,522

5,475	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health, Series 2007-I, 5.000%, 7/01/38 – AGC Insured	7/18 at 100.00	AA–	5,802,733

46	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$305	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Palisades Medical Center of New York Presbyterian Healthcare System, Series 2002, 6.625%, 7/01/31	7/12 at 101.00	BB+	$307,236

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care Corporation, Series 2005B:
2,500	5.000%, 7/01/25 – RAAI Insured	7/15 at 100.00	N/R	2,516,925
900	5.000%, 7/01/35 – RAAI Insured	7/15 at 100.00	N/R	887,229

15,250	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2006B, 0.000%, 7/01/35	1/17 at 39.39	BBB	4,558,988

360	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2011A, 5.625%, 7/01/37	7/21 at 100.00	BBB	385,060

750	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Series 2006A, 5.000%, 7/01/29	1/17 at 100.00	BBB	765,810

3,050	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38	7/18 at 100.00	BBB–	3,543,582

1,315	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Shore Memorial Health System, Series 2003, 5.000%, 7/01/23 – RAAI Insured	7/13 at 100.00	N/R	1,272,565

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center, Series 2003:
1,125	5.500%, 7/01/23	7/13 at 100.00	Ba2	1,133,876
1,785	5.500%, 7/01/33	7/13 at 100.00	Ba2	1,790,676

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System, Refunding Series 2006:
855	5.000%, 7/01/25	7/16 at 100.00	A2	900,050
100	5.000%, 7/01/26	7/16 at 100.00	A2	104,747
810	5.000%, 7/01/36	7/16 at 100.00	A2	833,903

	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore Community Hospital, Series 2002:
1,710	5.000%, 7/01/22 – RAAI Insured	7/12 at 100.00	N/R	1,710,068
1,000	5.125%, 7/01/32 – RAAI Insured	7/12 at 100.00	N/R	999,920

2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University Health System, Series 2009A, 5.000%, 6/01/39	6/19 at 100.00	AA	2,167,400
60,880	Total Health Care			52,164,176
	Housing/Multifamily – 3.7%

1,000	Essex County Improvement Authority, New Jersey, FNMA Enhanced Multifamily Housing Revenue Bonds, Ballantyne House Project, Series 2002, 4.750%, 11/01/22 (Alternative Minimum Tax)	11/12 at 100.00	Aaa	1,005,800

	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
2,055	5.750%, 6/01/31	6/20 at 100.00	Baa3	2,278,379
1,100	5.875%, 6/01/42	6/20 at 100.00	Baa3	1,209,197

1,500	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 2000A-1, 6.350%, 11/01/31 – AGM Insured (Alternative Minimum Tax)	9/12 at 100.00	AA–	1,502,625

530	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 2000E-1, 5.750%, 5/01/25 – AGM Insured	8/12 at 100.00	AA–	530,943

3,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 2009A, 4.950%, 5/01/41	11/19 at 100.00	A+	3,165,480

655	Newark Housing Authority, New Jersey, GNMA Collateralized Housing Revenue Bonds, Fairview Apartments Project, Series 2000A, 6.300%, 10/20/19 (Alternative Minimum Tax)	10/12 at 100.00	Aaa	656,703
9,840	Total Housing/Multifamily			10,349,127

Nuveen Investments	47

Portfolio of Investments (Unaudited)

Nuveen New Jersey Municipal Bond Fund (continued)

May 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Single Family – 1.7%

$1,900	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)	4/17 at 100.00	AA	$1,936,480

2,515	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2008AA, 6.375%, 10/01/28	10/18 at 100.00	AA	2,760,137

65	Virgin Islands Housing Finance Corporation, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1995A, 6.450%, 3/01/16 (Alternative Minimum Tax)	9/12 at 100.00	N/R	65,172
4,480	Total Housing/Single Family			4,761,789
	Long-Term Care – 3.3%

735	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	1/18 at 100.00	N/R	747,796

855	New Jersey Economic Development Authority, First Mortgage Fixed Rate Revenue Bonds, Cadbury Corporation, Series 1998A, 5.500%, 7/01/18 – ACA Insured	7/12 at 100.00	N/R	843,680

1,975	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at Wards Homestead, Series 2004A, 5.750%, 11/01/24	11/14 at 100.00	BBB–	2,029,945

600	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New Jersey, Series 2001, 5.875%, 6/01/18	6/13 at 100.00	A–	607,536

140	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New Jersey, Series 2002, 5.250%, 6/01/32	6/13 at 102.00	A–	144,201

	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group, Series 1998:
1,500	5.125%, 7/01/25	7/12 at 100.00	BB+	1,470,540
1,165	6.625%, 7/01/38	1/14 at 100.00	BB+	1,180,320

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, House of the Good Shepherd Obligated Group, Series 2001:
1,000	5.100%, 7/01/21 – RAAI Insured	7/12 at 100.00	N/R	975,700
1,350	5.200%, 7/01/31 – RAAI Insured	7/12 at 100.00	N/R	1,221,359
9,320	Total Long-Term Care			9,221,077
	Tax Obligation/General – 8.4%

	Jefferson Township School District, Morris County, New Jersey, General Obligation Bonds, Refunding Series 2012:
755	4.000%, 9/15/26	9/22 at 100.00	AA–	841,561
1,270	4.000%, 9/15/27	9/22 at 100.00	AA–	1,407,173

525	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010, 5.000%, 8/01/27	8/20 at 100.00	AA	612,738

735	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series 2005, 4.000%, 12/01/17 – AMBAC Insured	12/15 at 100.00	N/R	766,980

620	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series 2006, 5.000%, 12/01/15 – AMBAC Insured	No Opt. Call	N/R	680,084

2,500	Monroe Township Board of Education, Middlesex County, New Jersey, General Obligation Bonds, Refunding Series 2012, 4.000%, 8/01/24	8/22 at 100.00	AA–	2,828,525

2,750	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward Police Facility, Series 2009A, 6.750%, 12/01/38 – AGC Insured	12/19 at 100.00	Aa3	3,440,113

	Readington Township, New Jersey, General Obligation Bonds, General Improvement Series 2011:
875	5.125%, 1/15/28	1/21 at 100.00	AA	1,005,629
875	5.250%, 1/15/30	1/21 at 100.00	AA	1,008,131

	South Brunswick Township Board of Education, Middlesex County, New Jersey, General Obligation Bonds, Refunding Series 2012:
500	4.000%, 12/01/22	6/22 at 100.00	AA	585,975
450	4.000%, 12/01/23	6/22 at 100.00	AA	518,513
305	4.000%, 12/01/24	6/22 at 100.00	AA	347,313

48	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$3,685	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue Refunding Bonds, Covantan Union Inc. Lessee, Series 2011B, 5.250%, 12/01/31 (Alternative Minimum Tax)	12/21 at 100.00	AA+	$4,032,385

2,515	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue Bonds, Series 2011, 5.000%, 6/15/41	6/21 at 100.00	AA+	2,841,522

300	Upper Freehold Township, New Jersey, General Obligation Bonds, Series 2012, 3.000%, 12/15/14	No Opt. Call	AA	315,531

2,110	Washington Township Board of Education, Mercer County, New Jersey, General Obligation Bonds, Series 2005, 5.000%, 1/01/21 – AGM Insured	1/16 at 100.00	Aa3	2,348,303
20,770	Total Tax Obligation/General			23,580,476
	Tax Obligation/Limited – 24.0%

650	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County Administration Complex Project, Series 2005, 5.000%, 11/15/26	No Opt. Call	Aaa	856,226

	Burlington County Bridge Commission, New Jersey, Guaranteed Pooled Loan Bonds, Series 2003:
1,000	5.000%, 12/01/20 – NPFG Insured	12/13 at 100.00	AA	1,063,310
695	5.000%, 12/01/21 – NPFG Insured	12/13 at 100.00	AA	739,000

825	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series 2007, 5.250%, 12/15/22 – AMBAC Insured	No Opt. Call	Aa2	1,022,728

2,300	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005A, 5.750%, 11/01/28 – AGM Insured	No Opt. Call	AAA	3,036,713

900	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005C, 5.125%, 11/01/18 – AGM Insured	No Opt. Call	AAA	1,116,963

1,395	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.250%, 1/01/36	1/22 at 100.00	A	1,552,007

	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, County Services Building Project, Series 2005:
395	5.000%, 4/01/25 – AMBAC Insured	4/15 at 100.00	AA–	420,106
920	5.000%, 4/01/35 – AMBAC Insured	4/15 at 100.00	AA–	959,017

1,750	Middlesex County, New Jersey, Certificates of Participation, Series 2001, 5.000%, 8/01/22 – NPFG Insured	8/12 at 100.00	Aa3	1,756,318

2,255	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/27	6/16 at 100.00	A+	2,390,503

1,600	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012, 5.000%, 6/15/25	6/22 at 100.00	BBB+	1,773,360

1,000	New Jersey Economic Development Authority, Lease Revenue Bonds, Liberty State Park Project, Series 2005C, 5.000%, 3/01/27 – AGM Insured	3/15 at 100.00	AA–	1,047,650

	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A:
2,600	5.250%, 7/01/15 – NPFG Insured	7/14 at 100.00	A	2,845,648
1,000	5.000%, 7/01/29 (WI/DD, Settling 6/01/12) – NPFG Insured	7/14 at 100.00	A	1,067,460

	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District Management Corporation Project, Series 2007:
85	5.125%, 6/15/27	6/17 at 100.00	Baa3	88,771
145	5.125%, 6/15/37	6/17 at 100.00	Baa3	148,977

830	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Series 2007U, 5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	A+	888,166

700	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund, Refunding Series 2005A, 5.000%, 9/01/15 – AGM Insured	No Opt. Call	AA–	787,199

Nuveen Investments	49

Portfolio of Investments (Unaudited)

Nuveen New Jersey Municipal Bond Fund (continued)

May 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of Human Services – Greystone Park Psychiatric Hospital, Series 2005:
$1,050	5.000%, 9/15/18 – AMBAC Insured	9/15 at 100.00	A+	$1,154,328
1,875	5.000%, 9/15/24 – AMBAC Insured	9/15 at 100.00	A+	1,988,813
4,495	5.000%, 9/15/26 – AMBAC Insured	9/15 at 100.00	A+	4,725,099
1,325	5.000%, 9/15/28 – AMBAC Insured	9/15 at 100.00	A+	1,385,963

	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformatiom Program, Series 2008A:
3,145	5.000%, 10/01/28	10/18 at 100.00	A+	3,421,005
1,950	5.250%, 10/01/38	10/18 at 100.00	A+	2,101,476

2,000	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformatiom Program, Series 2009A, 5.750%, 10/01/31	10/19 at 100.00	A+	2,323,120

	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds, Series 2006:
560	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	Aa3	642,006
1,000	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	Aa3	1,144,060

14,635	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30	No Opt. Call	A+	6,247,240

1,900	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.500%, 12/15/22	No Opt. Call	A+	2,390,865

1,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B, 5.500%, 12/15/16 – NPFG Insured	No Opt. Call	A+	1,788,480

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
4,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA–	1,530,680
4,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA–	1,442,720
5,450	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA–	1,858,396

500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A, 5.000%, 12/15/26 – AMBAC Insured	12/17 at 100.00	A+	555,420

5,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A, 0.000%, 12/15/39	No Opt. Call	A+	1,376,045

2,750	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/24	No Opt. Call	A+	3,343,065

485	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series 2006A, 4.500%, 7/01/36 – CIFG Insured	7/16 at 100.00	BBB+	460,687

2,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+	2,255,600

1,495	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 5.500%, 8/01/42	2/20 at 100.00	A+	1,606,467

450	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 5.250%, 8/01/57	8/17 at 100.00	Aa2	475,758
83,110	Total Tax Obligation/Limited			67,777,415
	Transportation – 12.9%

	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005:
1,335	5.000%, 1/01/26 – NPFG Insured	1/15 at 100.00	A1	1,433,750
500	5.000%, 1/01/27 – NPFG Insured	1/15 at 100.00	A1	536,985

1,295	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration Grants, Series 2005A, 5.000%, 9/15/18 – FGIC Insured	9/15 at 100.00	A1	1,426,598

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
40	6.500%, 1/01/16	No Opt. Call	A+	47,421
485	6.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+	574,982

5,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A+	5,230,749

50	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Transportation (continued)

$1,300	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AA–		$1,641,809

3,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2009I, 5.000%, 1/01/35	1/20 at 100.00	A+		3,872,715

900	Passaic County Improvement Authority, New Jersey, County Guaranteed Parking Revenue Bonds, 200 Hospital Plaza Project, Series 2010, 5.000%, 5/01/42	5/20 at 100.00	Aa3		995,571

2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Third Series 2008, 5.000%, 7/15/38	7/18 at 100.00	Aa2		2,196,900

	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005:
2,500	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	Aa2		2,691,075
500	5.000%, 12/01/34	6/15 at 101.00	Aa2		532,835

420	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 17.352%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	Aa2		593,090

6,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Thirty-Fourth Series 2004, 5.000%, 7/15/34	1/14 at 101.00	Aa2		6,247,079

	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997:
1,000	7.000%, 12/01/12 – NPFG Insured (Alternative Minimum Tax)	No Opt. Call	BBB		1,017,250
2,000	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	12/12 at 100.00	BBB		2,000,420
3,125	5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	12/12 at 100.00	BBB		3,125,344

1,810	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Series 2012., 5.000%, 11/01/22 (WI/DD, Settling 6/05/12)	No Opt. Call	A–		2,105,519
33,710	Total Transportation				36,270,092
	U.S. Guaranteed – 8.1% (4)

2,500	Bergen County Improvement Authority, New Jersey, Revenue Bonds, Yeshiva Ktana of Passaic Project, Series 2002, 6.000%, 9/15/27 (Pre-refunded 9/01/12)	9/12 at 101.00	N/R	(4)	2,561,200

	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
1,595	5.750%, 6/15/29 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa		1,770,147
2,560	5.750%, 6/15/34 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa		2,836,659

520	New Jersey Economic Development Authority, Revenue Bonds, Yeshiva Ktana of Passaic, Series 1993, 8.000%, 9/15/18 (ETM)	No Opt. Call	N/R	(4)	637,385

420	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B, 5.000%, 7/01/30 (Pre-refunded 7/01/16) – NPFG Insured	7/16 at 100.00	A–	(4)	494,710

	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2005F:
1,825	5.000%, 7/01/24 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1	(4)	2,076,266
525	5.000%, 7/01/32 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1	(4)	597,282

290	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2004A, 5.500%, 7/01/23 (Pre-refunded 7/01/14) – RAAI Insured	7/14 at 100.00	BBB+	(4)	320,813

500	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2003I, 5.125%, 7/01/21 (Pre-refunded 7/01/13) – FGIC Insured	7/13 at 100.00	A+	(4)	526,100

1,195	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System Obligated Group, Series 2003A, 5.375%, 7/01/33 (Pre-refunded 7/01/13)	7/13 at 100.00	N/R	(4)	1,259,267

845	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital, Series 2004A, 5.250%, 7/01/20 – RAAI Insured (ETM)	No Opt. Call	N/R	(4)	1,070,649

Nuveen Investments	51

Portfolio of Investments (Unaudited)

Nuveen New Jersey Municipal Bond Fund (continued)

May 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed (4) (continued)

$1,035	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Atlantic City Medical Center, Series 2002, 5.750%, 7/01/25 (Pre-refunded 7/01/12)	7/12 at 100.00	A+	(4)	$1,039,761

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
10	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+	(4)	12,134
255	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+	(4)	309,420
560	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+	(4)	620,833
145	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A3	(4)	160,751
90	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+	(4)	99,777
5	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A3	(4)	5,543

375	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004, 5.250%, 1/01/21 (Pre-refunded 1/01/14) – NPFG Insured	1/14 at 100.00	BBB	(4)	404,081

500	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2002A, 5.250%, 8/01/19 (Pre-refunded 8/01/12) – FGIC Insured	8/12 at 100.00	A+	(4)	504,180

4,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A, 5.125%, 6/01/24 – AMBAC Insured (ETM)	No Opt. Call	Aaa		4,890,200

640	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2003, 6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa		671,469
20,390	Total U.S. Guaranteed				22,868,627
	Water and Sewer – 2.3%

1,380	Bayonne Municipal Utilities Authority, New Jersey, Water System Revenue Refunding Bonds, Series 2003A, 5.000%, 4/01/18 – SYNCORA GTY Insured	4/13 at 100.00	N/R		1,398,354

960	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2010D, 4.875%, 11/01/29 (Alternative Minimum Tax)	11/20 at 100.00	A		1,037,664

	North Hudson Sewerage Authority, New Jersey, Gross Revenue Senior Lien Lease Certificates, Series 2012:
1,500	5.000%, 6/01/27 – NPFG Insured	6/22 at 100.00	A–		1,670,655
1,500	5.000%, 6/01/42 – NPFG Insured	6/22 at 100.00	A–		1,616,865

760	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	Baa2		811,923
6,100	Total Water and Sewer				6,535,461
$291,470	Total Investments (cost $254,600,504) – 98.0%				276,441,043
	Other Assets Less Liabilities – 2.0%				5,545,970
	Net Assets – 100%				$281,987,013

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

52	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$276,441,043	$—	$276,441,043

During the period ended May 31, 2012, the Fund recognized no transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2012, the cost of investments was $253,938,579.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2012, were as follows:

Gross unrealized:
Appreciation	$23,073,919
Depreciation	(571,455)
Net unrealized appreciation (depreciation) of investments	$22,502,464

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

Nuveen Investments	53

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund

May 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 0.1%

$665	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35	9/15 at 100.00	BBB–	$681,512
	Consumer Staples – 2.1%

465	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001, 5.250%, 6/01/25	12/12 at 100.00	A3	449,488

1,085	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	11/12 at 100.00	BBB+	1,082,939

205	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2001A, 5.200%, 6/01/25	6/12 at 100.00	A3	196,404

6,650	Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2008C, 0.000%, 6/01/44	6/22 at 100.00	BB+	5,960,395

	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
1,890	4.750%, 6/01/22	6/16 at 100.00	BBB+	1,887,014
1,225	5.000%, 6/01/26	6/16 at 100.00	BBB–	1,150,924
4,410	5.125%, 6/01/42	6/16 at 100.00	BB	3,261,592

1,500	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.625%, 10/01/29	10/19 at 100.00	BBB	1,749,060
17,430	Total Consumer Staples			15,737,816
	Education and Civic Organizations – 9.9%

660	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series 2007A, 5.000%, 7/01/31	7/17 at 100.00	BBB	685,912

	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A:
520	5.000%, 4/01/20	4/17 at 100.00	BBB–	529,116
1,000	5.000%, 4/01/27	4/17 at 100.00	BBB–	980,440
290	5.000%, 4/01/37	4/17 at 100.00	BBB–	269,726

1,000	Allegany County Industrial Development Agency, New York, Revenue Bonds, Alfred University, Series 1998, 5.000%, 8/01/28 – NPFG Insured	8/12 at 100.00	Baa1	1,000,970

2,190	Buffalo and Erie County Industrial Land Development Corporation, New York, Tax-Exempt Revenue Bonds, Enterprise Charter School Project, Series 2011A, 7.500%, 12/01/40	12/20 at 100.00	BBB	2,548,875

215	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure University, Series 2006, 5.000%, 5/01/23	5/16 at 100.00	BBB–	219,666

1,750	Dormitory Authority of the State of New York, Brooklyn Law School Revenue Bonds, Series 2009, 5.750%, 7/01/33	7/19 at 100.00	BBB+	1,998,028

	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series 2007A:
2,655	5.000%, 7/01/32 – RAAI Insured	7/17 at 100.00	N/R	2,710,994
2,820	5.000%, 7/01/41 – RAAI Insured	7/17 at 100.00	N/R	2,853,925

1,000	Dormitory Authority of the State of New York, General Revenue Bonds, New York University, Series 2001-1, 5.500%, 7/01/40 – AMBAC Insured	No Opt. Call	AA–	1,310,390

1,880	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2007A, 5.250%, 7/01/32 – NPFG Insured	7/17 at 100.00	A–	2,055,291

	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007:
1,670	5.250%, 7/01/29 – FGIC Insured	No Opt. Call	BBB	1,914,204
735	5.250%, 7/01/34 – FGIC Insured	No Opt. Call	BBB	837,878

605	Dormitory Authority of the State of New York, Insured Revenue Bonds, Fordham University, Series 2002, 5.000%, 7/01/21 – FGIC Insured	7/12 at 100.00	A2	606,373

1,850	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York Medical College, Series 1998, 5.000%, 7/01/21 – NPFG Insured	7/12 at 100.00	BBB	1,855,532

60	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University, Series 2001, 5.000%, 7/01/30 – AMBAC Insured	7/12 at 100.00	A2	60,080

54	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2003B:
$1,250	5.250%, 7/01/31 (Mandatory put 7/01/13) – FGIC Insured	No Opt. Call	Aa2	$1,314,138
2,000	5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured	No Opt. Call	Aa2	2,102,620

2,120	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured	7/15 at 100.00	Aa2	2,306,899

435	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A, 5.000%, 7/01/37 – FGIC Insured	7/17 at 100.00	BBB	455,528

1,000	Dormitory Authority of the State of New York, Revenue Bonds, Canisius College, Series 2000, 5.250%, 7/01/30 – NPFG Insured	7/12 at 100.00	BBB	1,001,020

750	Dormitory Authority of the State of New York, Revenue Bonds, Convent of the Sacred Heart, Series 2011, 5.625%, 11/01/32 – AGM Insured	5/21 at 100.00	AA–	894,270

350	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.250%, 7/01/30	7/20 at 100.00	A–	391,090

585	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007, 5.000%, 7/01/32 – AMBAC Insured	7/17 at 100.00	AA–	644,553

1,500	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2009B, 5.000%, 7/01/39	7/19 at 100.00	AA–	1,674,405

1,200	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell University, Series 2008C, 5.000%, 7/01/37	7/20 at 100.00	Aa1	1,354,116

1,845	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard College Project, Series 2007-A2, 4.500%, 8/01/36	8/17 at 100.00	Baa1	1,865,664

615	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University, Civic Facility Project, Series 2005, 5.000%, 10/01/35	10/15 at 100.00	A	640,313

250	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University Project, Series 2009B, 5.250%, 2/01/39	2/19 at 100.00	A	274,320

1,175	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project, Series 2009, 5.750%, 7/01/39	7/19 at 100.00	BBB+	1,292,723

940	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Colgate University, Tender Option Bond Trust 3127, 13.058%, 1/01/14 – AMBAC Insured (IF)	No Opt. Call	AA+	1,070,463

1,370	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, American Council of Learned Societies, Series 2002, 5.250%, 7/01/27	7/12 at 100.00	A1	1,372,110

2,500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Polytechnic University, Series 2007, 5.250%, 11/01/37 – ACA Insured	11/17 at 100.00	BBB–	2,624,175

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of Greater New York, Series 2006:
5,520	5.000%, 8/01/26	8/16 at 100.00	A–	5,859,977
2,000	5.000%, 8/01/36	8/16 at 100.00	A–	2,084,920

	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
1,060	5.000%, 1/01/39 – AMBAC Insured	1/17 at 100.00	BB+	1,060,382
2,845	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	BB+	2,681,242
2,000	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	BB+	1,983,820

	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006:
720	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB–	750,269
1,350	5.000%, 3/01/36 – NPFG Insured	9/16 at 100.00	BBB	1,393,943
3,550	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB–	3,547,018
1,150	4.750%, 3/01/46 (WI/DD, Settling 6/01/12) – NPFG Insured	9/16 at 100.00	BBB	1,151,012

2,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, Carnegie Hall, Series 2009A, 5.000%, 12/01/39	12/19 at 100.00	A+	2,181,920

Nuveen Investments	55

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund (continued)

May 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$600	New York City Trust for Cultural Resources, New York, Revenue Bonds, Whitney Museum of American Art, Series 2011, 5.000%, 7/01/31	1/21 at 100.00	A	$665,040

430	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic College, Series 2007, 5.000%, 10/01/27	10/17 at 100.00	BBB	450,025

1,600	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010A, 5.125%, 9/01/40	9/20 at 100.00	A–	1,745,888

925	Utica Industrial Development Agency, New York, Revenue Bonds, Utica College, Series 1998A, 5.750%, 8/01/28	8/12 at 100.00	N/R	925,426

	Yonkers Economic Development Corporation, New York, Revenue Bonds, Charter School Educational Excellence Project, Series 2010A:
1,340	6.000%, 10/15/30	10/20 at 100.00	BB	1,377,131
1,200	6.250%, 10/15/40	10/20 at 100.00	BB	1,235,316

1,000	Yonkers Industrial Development Agency, New York, Civic Facility Revenue Bonds, Sarah Lawrence College Project, Series 2001A Remarketed, 6.000%, 6/01/41	6/19 at 100.00	BBB+	1,119,440
70,075	Total Education and Civic Organizations			73,928,576
	Financials – 0.6%

500	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	A1	563,540

3,475	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37	No Opt. Call	A1	4,063,908
3,975	Total Financials			4,627,448
	Health Care – 11.1%

1,000	Albany Capital Resource Corporation, New York, St. Peter’s Hospital Project, Series 2011, 6.125%, 11/15/30	11/20 at 100.00	BBB+	1,181,440

3,575	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter’s Hospital, Series 2008A, 5.250%, 11/15/32	11/17 at 100.00	BBB+	3,847,344

	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St. Barnabas Hospital, Series 2002A:
1,910	5.125%, 2/01/22 – AMBAC Insured	8/12 at 100.00	N/R	1,921,422
245	5.000%, 2/01/31 – AMBAC Insured	8/12 at 100.00	N/R	246,477

1,405	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – AGM Insured	8/17 at 100.00	AA–	1,539,079

1,910	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured	2/15 at 100.00	BBB	2,070,211

3,410	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, New York Hospital Medical Center of Queens, Series 1999, 4.750%, 2/15/37	2/17 at 100.00	N/R	3,504,525

	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical Center, Series 2005:
3,000	5.000%, 2/01/22 – FGIC Insured	2/15 at 100.00	BBB	3,307,590
1,775	5.000%, 2/01/28 – FGIC Insured	2/15 at 100.00	BBB	1,923,887

8,400	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt Hospital, Series 2005, 4.900%, 8/15/31	8/15 at 100.00	N/R	8,861,076

550	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds, Series 2010, 5.200%, 7/01/32	7/20 at 100.00	A2	600,061

3,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Franciscan Health Partnership Obligated Group – Frances Shervier Home and Hospital, Series 1997, 5.500%, 7/01/27 – RAAI Insured	7/12 at 100.00	A3	3,002,850

3,310	Dormitory Authority of the State of New York, North Shore Long Island Jewish Obligated Group Revenue Bonds, Series 2011A, 5.000%, 5/01/41	5/21 at 100.00	A–	3,565,102

56	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$2,015	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2008, 6.250%, 12/01/37	12/18 at 100.00	Ba1	$2,168,342

1,250	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long Island, Series 2004, 5.100%, 7/01/34	7/14 at 100.00	A–	1,276,550

3,955	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured	8/14 at 100.00	AA–	4,365,331

600	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2005A, 5.000%, 11/01/34	11/16 at 100.00	A3	630,126

500	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2006B, 5.000%, 11/01/34	11/16 at 100.00	A3	526,350

1,000	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2009A, 5.500%, 5/01/37	5/19 at 100.00	A–	1,123,520

2,000	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2006A, 5.000%, 7/01/20	7/16 at 100.00	A3	2,204,360

5,600	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2007B, 5.625%, 7/01/37	7/17 at 100.00	A3	6,058,808

1,500	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities Hospital, Series 2003B, 5.500%, 7/01/23	7/13 at 100.00	Baa1	1,530,450

2,400	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian Hospital Project, Series 2007, 5.000%, 8/15/36 – AGM Insured	8/14 at 100.00	AA–	2,477,976

5,000	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University Health System Obligated Group, Series 2001A, 5.250%, 7/01/31 – AMBAC Insured	7/12 at 100.00	Baa1	5,004,250

1,000	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University Hospital Association, Series 2003A, 5.500%, 7/01/32	7/13 at 100.00	Baa1	1,014,070

	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vassar Brothers Medical Center Facility, Series 2005:
545	5.500%, 4/01/30	10/20 at 100.00	AA–	614,558
950	5.500%, 4/01/34	10/20 at 100.00	AA–	1,065,463

	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida Health System, Series 2007A:
275	4.500%, 2/01/17	No Opt. Call	BBB–	283,599
710	5.250%, 2/01/27	2/17 at 100.00	BBB–	717,377
635	5.500%, 2/01/32	2/17 at 100.00	BBB–	646,303

2,720	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochestor Project, Series 2010, 5.750%, 8/15/35	2/21 at 100.00	Aa2	3,281,109

	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2003A:
2,000	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	Aa3	2,055,040
4,300	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	Aa3	4,436,955

	Saratoga County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Saratoga Hospital Project, Series 2007B:
1,000	5.125%, 12/01/27	12/17 at 100.00	BBB+	1,046,810
500	5.250%, 12/01/32	12/17 at 100.00	BBB+	525,670

1,965	Suffolk County Economic Development Corp / Nassau County Local Economic Assistance & Financing Corp., New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2011, 5.000%, 7/01/28	7/21 at 100.00	A–	2,209,682

2,000	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital, Series 2001A, 7.125%, 7/01/31	7/12 at 100.00	B	2,001,460
77,910	Total Health Care			82,835,223

Nuveen Investments	57

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund (continued)

May 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily – 3.1%

$1,110	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing Corporation, University of Buffalo Creekside Project, Series 2002A, 5.000%, 8/01/22 – AMBAC Insured	8/12 at 101.00	N/R	$1,123,076

1,600	Canton Capital Resource Corporation, New York, Student Housing Facility Revenue Bonds, Grasse River LLC at SUNY Canton Project Series 2010A, 5.000%, 5/01/40	5/20 at 100.00	AA–	1,672,784

285	East Syracuse Housing Authority, New York, FHA-Insured Section 8 Assisted Revenue Refunding Bonds, Bennet Project, Series 2001A, 6.700%, 4/01/21	10/12 at 100.00	AA+	285,812

1,000	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Morrisville State College Foundation, Series 2005A, 5.000%, 6/01/37 – CIFG Insured	6/15 at 101.00	BBB–	998,580

	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds, Series 2005A:
400	5.000%, 7/01/14 – FGIC Insured	No Opt. Call	AA–	434,248
400	5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	AA–	444,264
4,030	5.000%, 7/01/25 – FGIC Insured	7/15 at 100.00	AA–	4,281,472

300	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Pass-Through Certificates, Series 1991C, 6.500%, 2/20/19 – AMBAC Insured	6/12 at 105.00	N/R	316,260

35	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2001A, 5.600%, 11/01/42	11/12 at 100.00	AA	35,041

5	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2002A, 5.500%, 11/01/34 (Alternative Minimum Tax)	11/12 at 100.00	AA	5,036

2,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2004A, 5.250%, 11/01/30	5/14 at 100.00	AA	2,059,780

540	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2004-H2, 5.125%, 11/01/34 (Alternative Minimum Tax)	11/14 at 100.00	AA	551,621

855	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2010-D1A, 5.000%, 11/01/42	5/20 at 100.00	AA	917,902

2,500	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2007B, 5.300%, 11/01/37 (Alternative Minimum Tax)	11/17 at 100.00	Aa2	2,618,950

705	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%, 11/01/38 (Alternative Minimum Tax)	11/17 at 100.00	Aa2	731,959

	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project, Series 1996A:
220	6.100%, 11/01/15 – AGM Insured	11/12 at 100.00	AA–	221,012
305	6.125%, 11/01/20 – AGM Insured	11/12 at 100.00	AA–	305,729

1,775	New York State Housing Finance Agency, Multifamily Housing Revenue Bonds, Cannon Street Senior Housing Project, Series 2007A, 5.300%, 2/15/39 (Alternative Minimum Tax)	2/17 at 100.00	Aa1	1,849,745

1,000	New York State Housing Finance Agency, Secured Mortgage Program Multifamily Housing Revenue Bonds, Series 2001G, 5.400%, 8/15/33 (Alternative Minimum Tax)	8/12 at 100.00	Aa1	1,000,870

3,030	Westchester County Industrial Development Agency, New York, GNMA Collateralized Mortgage Loan Revenue Bonds, Living Independently for the Elderly Inc., Series 2001A, 5.400%, 8/20/32	8/12 at 101.00	Aaa	3,095,236
22,095	Total Housing/Multifamily			22,949,377
	Housing/Single Family – 0.8%

2,375	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%, 4/01/27 (Alternative Minimum Tax)	4/15 at 100.00	Aa1	2,419,341

845	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 145, 5.125%, 10/01/37 (Alternative Minimum Tax)	4/17 at 100.00	Aa1	875,268

58	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Single Family (continued)

$890	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 148, 5.200%, 10/01/32 (Alternative Minimum Tax)	10/17 at 100.00	Aa1	$934,901

330	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 82, 5.650%, 4/01/30 (Alternative Minimum Tax)	10/12 at 100.00	Aa1	330,389

1,660	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%, 4/01/23 (Alternative Minimum Tax)	4/13 at 101.00	Aaa	1,692,802
6,100	Total Housing/Single Family			6,252,701
	Long-Term Care – 2.4%

220	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Augustana Lutheran Home for the Aged Inc., Series 2001, 5.400%, 2/01/31 – NPFG Insured	8/12 at 101.00	BBB	222,979

570	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, W.K. Nursing Home Corporation, Series 1996, 5.950%, 2/01/16	8/12 at 100.00	AAA	578,026

1,070	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of Westchester Project, Series 2006, 5.200%, 2/15/41	2/17 at 103.00	AA+	1,165,444

	Dormitory Authority of the State of New York, Insured Revenue Bonds, NYSARC Inc Projects, Series 2007B:
290	6.000%, 7/01/26 – AMBAC Insured	7/19 at 100.00	A–	337,595
310	6.000%, 7/01/27 – AMBAC Insured	7/19 at 100.00	A–	359,926
330	6.000%, 7/01/28 – AMBAC Insured	7/19 at 100.00	A–	382,586
350	6.000%, 7/01/29 – AMBAC Insured	7/19 at 100.00	A–	405,055
1,460	6.000%, 7/01/36 – AMBAC Insured	7/19 at 100.00	A–	1,673,875

1,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, NYSARC Inc Projects, Series 2009A, 6.000%, 7/01/38	7/19 at 100.00	Aa3	1,140,460

2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, NYSARC Inc., Series 2005A, 5.000%, 7/01/34 – AGM Insured	7/15 at 100.00	AA–	2,093,760

650	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31	11/16 at 100.00	Ba3	589,154

1,000	Dormitory Authority of the State of New York, Revenue Bonds, Miriam Osborn Memorial Home Association, Series 2000B, 6.375%, 7/01/29 – ACA Insured	7/12 at 100.00	BBB	1,001,100

	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005:
50	5.125%, 7/01/30 – ACA Insured	7/15 at 100.00	N/R	43,369
415	5.000%, 7/01/35 – ACA Insured	7/15 at 100.00	N/R	334,336

1,120	East Rochester Housing Authority, New York, GNMA Secured Revenue Refunding Bonds, Genesee Valley Presbyterian Nursing Center, Series 2001, 5.200%, 12/20/24	12/13 at 100.00	Aaa	1,133,205

1,700	East Rochester Housing Authority, New York, Senior Living Revenue Bonds, Woodland Village Project, Series 2006, 5.500%, 8/01/33	8/16 at 101.00	N/R	1,624,180

340	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19	7/12 at 100.00	N/R	340,687

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1:
1,000	5.800%, 7/01/23	7/16 at 101.00	N/R	961,710
1,175	6.100%, 7/01/28	7/16 at 101.00	N/R	1,116,779
800	6.200%, 7/01/33	7/16 at 101.00	N/R	753,832

1,225	Suffolk County Economic Development Corporation, New York, Revenue Refunding Bonds, Peconic Landing At Southold, Inc. Project, Series 2010, 6.000%, 12/01/40	12/20 at 100.00	BBB–	1,335,985

220	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Special Needs Facilities Pooled Program, Series 2001C-1, 7.250%, 7/01/16	7/12 at 100.50	N/R	221,366
17,295	Total Long-Term Care			17,815,409

Nuveen Investments	59

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund (continued)

May 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Materials – 0.1%

$700	Essex County Industrial Development Agency, New York, Environmental Improvement Revenue Bonds, International Paper Company, Series 1999A, 6.450%, 11/15/23 (Alternative Minimum Tax)	11/12 at 100.00	BBB	$702,485
	Tax Obligation/General – 6.6%

1,000	Erie County, New York, General Obligation Bonds, Series 2003A, 5.250%, 3/15/16 – NPFG Insured	3/13 at 100.00	A2	1,035,550

3,000	Erie County, New York, General Obligation Bonds, Series 2005A, 5.000%, 12/01/18 – NPFG Insured	12/15 at 100.00	A2	3,304,680

2,000	Monroe-Woodbury Central School District, Orange County, New York, General Obligation Bonds, Series 2004A, 4.250%, 5/15/22 – FGIC Insured	5/14 at 100.00	Aa3	2,067,040

	Mount Sinai Union Free School District, Suffolk County, New York, General Obligation Refunding Bonds, Series 1992:
500	6.200%, 2/15/15 – AMBAC Insured	No Opt. Call	Aa3	574,050
1,035	6.200%, 2/15/16 – AMBAC Insured	No Opt. Call	Aa3	1,235,252

1,505	Nassau County, North Hempstead, New York, General Obligation Refunding Bonds, Series 1992B, 6.400%, 4/01/14 – FGIC Insured	No Opt. Call	Aa1	1,662,438

10,000	New York City, New York, General Obligation Bonds, Fiscal 2008 Series D, 5.125%, 12/01/26	12/17 at 100.00	AA	11,702,300

400	New York City, New York, General Obligation Bonds, Fiscal 2009 Series E, 5.000%, 8/01/28	8/19 at 100.00	AA	456,072

1,000	New York City, New York, General Obligation Bonds, Fiscal 2010 Series C, 5.000%, 8/01/23	8/19 at 100.00	AA	1,170,510

1,000	New York City, New York, General Obligation Bonds, Fiscal 2012 Series I, 5.000%, 8/01/30 (WI/DD, Settling 6/07/12)	8/22 at 100.00	AA	1,171,700

	New York City, New York, General Obligation Bonds, Fiscal Series 2004E:
1,600	5.000%, 11/01/19 – AGM Insured	11/14 at 100.00	AA	1,761,936
1,050	5.000%, 11/01/20 – AGM Insured	11/14 at 100.00	AA	1,156,271

3,620	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19 – SYNCORA GTY Insured	9/15 at 100.00	AA	4,095,270

600	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 – FGIC Insured	3/15 at 100.00	AA	667,164

1,725	New York City, New York, General Obligation Bonds, Fiscal Series 2006C, 5.000%, 8/01/16 – AGM Insured	8/15 at 100.00	AA	1,954,270

6,670	New York City, New York, General Obligation Bonds, Subseries G-1 Fiscal Series 2012, 5.000%, 4/01/29	No Opt. Call	AA	7,807,769

	Rensselaer County, New York, General Obligation Bonds, Series 1991:
960	6.700%, 2/15/13 – AMBAC Insured	No Opt. Call	AA–	1,002,480
960	6.700%, 2/15/14 – AMBAC Insured	No Opt. Call	AA–	1,057,546
960	6.700%, 2/15/15 – AMBAC Insured	No Opt. Call	AA–	1,108,896

	Yonkers, New York, General Obligation Bonds, Series 2005B:
1,985	5.000%, 8/01/17 – NPFG Insured	8/15 at 100.00	BBB+	2,174,865
2,085	5.000%, 8/01/18 – NPFG Insured	8/15 at 100.00	BBB+	2,268,251
43,655	Total Tax Obligation/General			49,434,310
	Tax Obligation/Limited – 29.4%

1,500	Albany Parking Authority, New York, Revenue Refunding Bonds, Series 1992A, 0.000%, 11/01/17	No Opt. Call	N/R	1,185,840

	Canton Human Services Initiative Inc., New York, Facility Revenue Bonds, Series 2001:
920	5.700%, 9/01/24	9/12 at 101.00	A3	932,530
1,155	5.750%, 9/01/32	9/12 at 101.00	A3	1,181,900

2,255	Dormitory Authority of the State of New York, Consolidated Revenue Bonds, City University System, Series 1993A, 5.750%, 7/01/13 – NPFG Insured	No Opt. Call	Aa3	2,311,172

60	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$80	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services Facilities, Series 2000D, 5.250%, 8/15/30 – AGM Insured	8/12 at 100.00	AA–	$80,261

1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, Wayne-Finger Lakes Board of Cooperative Education Services, Series 2004, 5.000%, 8/15/23 – AGM Insured	8/14 at 100.00	AA–	1,085,830

	Dormitory Authority of the State of New York, Residential Insitutions for Children Revenue Bonds, Series 2008-A1:
2,000	5.000%, 6/01/33	6/18 at 100.00	Aa1	2,193,400
2,500	5.000%, 6/01/38	6/18 at 100.00	Aa1	2,704,875

2,410	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series 2004-2, 5.000%, 7/01/20 – FGIC Insured	7/14 at 100.00	AA–	2,592,413

1,000	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements, Series 2005D-1, 5.000%, 8/15/23 – FGIC Insured	2/15 at 100.00	AA–	1,102,250

	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2002D:
5,675	5.250%, 10/01/23 – NPFG Insured	10/12 at 100.00	A+	5,759,274
875	5.000%, 10/01/30 – NPFG Insured	10/12 at 100.00	A+	886,891

1,500	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2009C, 5.125%, 10/01/36 – AGC Insured	10/19 at 100.00	AA–	1,662,015

4,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, 1989 Resolution, Series 2000C, 5.750%, 5/15/16 – AGM Insured	No Opt. Call	AA–	4,758,040

1,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, Series 1993C, 5.250%, 5/15/19	5/14 at 100.00	AA–	1,153,380

4,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Education Series 2008A, 5.000%, 3/15/28	3/18 at 100.00	AAA	4,611,400

3,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2009A, 5.000%, 2/15/34	2/19 at 100.00	AAA	3,409,680

685	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 – AGM Insured	3/15 at 100.00	AAA	761,508

1,460	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District Project, Series 2008A, 5.750%, 5/01/27 – AGM Insured	5/18 at 100.00	AA–	1,712,857

14,675	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	15,378,079

	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A:
7,400	5.250%, 11/15/25 – AGM Insured	11/12 at 100.00	AA	7,532,164
2,000	5.000%, 11/15/30	11/12 at 100.00	AA	2,035,380

	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A:
1,825	5.750%, 7/01/18	No Opt. Call	AA–	2,270,118
2,000	5.500%, 1/01/20 – NPFG Insured	7/12 at 100.00	AA–	2,007,540
1,350	5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AA–	1,354,172
4,400	5.125%, 1/01/29	7/12 at 100.00	AA–	4,414,960

1,680	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003, 5.500%, 1/01/34	1/13 at 102.00	BBB	1,691,424

	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2004A:
5,570	5.000%, 10/15/25 – NPFG Insured	10/14 at 100.00	AAA	6,071,022
3,095	5.000%, 10/15/26 – NPFG Insured	10/14 at 100.00	AAA	3,368,815
5,875	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	6,406,629
500	5.000%, 10/15/32 – AMBAC Insured	10/14 at 100.00	AAA	544,015
10,000	5.000%, 10/15/32 – AGM Insured	10/14 at 100.00	AAA	10,880,300

Nuveen Investments	61

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund (continued)

May 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$7,800	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured	1/17 at 100.00	AA–	$8,565,570

4,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2009-S1, 5.500%, 7/15/31	7/18 at 100.00	AA–	5,188,635

5,925	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal 2012 Series E-1, 5.000%, 2/01/42	2/22 at 100.00	AAA	6,692,406

	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E:
25	5.250%, 2/01/22 – NPFG Insured	2/13 at 100.00	AAA	25,772
310	5.000%, 2/01/23 – FGIC Insured	2/13 at 100.00	AAA	318,885

3,705	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2007C-1, 5.000%, 11/01/27	11/17 at 100.00	AAA	4,281,498

	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Tender Option Bonds Trust 3095:
440	13.093%, 11/15/30 – AMBAC Insured (IF)	11/15 at 100.00	AA+	531,709
1,395	13.080%, 11/15/44 – AMBAC Insured (IF)	11/15 at 100.00	AA+	1,616,359

180	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series 2003A, 5.000%, 3/15/21	3/14 at 100.00	AA–	191,779

	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds, Series 2008A:
5,050	5.000%, 12/15/26 (UB)	12/17 at 100.00	AAA	5,889,563
60	5.000%, 12/15/27 (UB)	12/17 at 100.00	AAA	69,704

2,100	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic Development and Housing, Series 2006A, 5.000%, 3/15/36	9/15 at 100.00	AAA	2,319,639

1,625	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1993E, 5.250%, 4/01/16 – AGM Insured	No Opt. Call	AAA	1,845,805

	New York State Municipal Bond Bank Agency, Buffalo, Special Program Revenue Bonds, Series 2001A:
1,185	5.250%, 5/15/25 – AMBAC Insured	11/12 at 100.00	A1	1,188,982
1,250	5.250%, 5/15/26 – AMBAC Insured	11/12 at 100.00	A1	1,254,350

1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2004A, 5.000%, 4/01/23 – NPFG Insured	4/14 at 100.00	AA	1,076,660

	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B:
5,385	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AA	6,883,376
1,500	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA	1,698,585

2,750	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007, 5.000%, 4/01/27	10/17 at 100.00	AA	3,086,078

5,500	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B, 5.500%, 4/01/20 – AMBAC Insured (UB)	No Opt. Call	AA	7,030,375

5,000	New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2011A-1, 5.000%, 4/01/31	4/21 at 100.00	AA	5,798,100

1,500	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A, 5.000%, 3/15/24 – AMBAC Insured	9/14 at 100.00	AAA	1,632,030

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
7,200	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	7,543,872
3,005	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA–	3,148,519
10,345	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	10,839,077

3,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21	6/13 at 100.00	AA–	3,150,750

1,200	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2005B, 5.000%, 3/15/30 – AGM Insured	3/15 at 100.00	AAA	1,298,400

62	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$7,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2011A, 5.000%, 3/15/29	3/21 at 100.00	AAA	$8,224,930

675	Niagara Falls City School District, Niagara County, New York, Certificates of Participation, High School Facility, Series 2005, 5.000%, 6/15/28 – AGM Insured	6/15 at 100.00	AA–	712,213

4,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series 2002E, 5.500%, 7/01/18 – AGM Insured	No Opt. Call	AA–	4,659,960

5,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/44 – AMBAC Insured	No Opt. Call	BBB+	694,350

	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C:
1,810	5.250%, 8/01/41	8/20 at 100.00	A+	1,922,781
1,055	5.125%, 8/01/42 – AGM Insured	8/20 at 100.00	AA–	1,134,273

1,850	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 5.250%, 8/01/57	8/17 at 100.00	Aa2	1,955,894

2,235	Syracuse Industrial Development Authority, New York, PILOT Mortgage Revenue Bonds, Carousel Center Project, Series 2007A, 5.000%, 1/01/36 – SYNCORA GTY Insured (Alternative Minimum Tax)	1/17 at 100.00	A+	2,243,067
203,945	Total Tax Obligation/Limited			218,754,080
	Transportation – 16.0%

	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A:
3,000	5.000%, 11/15/15 – FGIC Insured	No Opt. Call	A	3,414,150
2,605	5.000%, 11/15/25 – AGM Insured	11/13 at 100.00	AA–	2,741,763

1,180	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005A, 4.750%, 11/15/27 – NPFG Insured	11/15 at 100.00	AAA	1,298,814

7,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006A, 5.000%, 11/15/31	11/16 at 100.00	A	7,502,740

	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002A:
4,250	5.500%, 11/15/18 – AMBAC Insured	11/12 at 100.00	A	4,345,965
1,500	5.500%, 11/15/19 – AMBAC Insured	11/12 at 100.00	A	1,532,820
1,000	5.125%, 11/15/22 – FGIC Insured	11/12 at 100.00	A	1,017,810

	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002E:
3,185	5.500%, 11/15/18 – NPFG Insured	11/12 at 100.00	A	3,256,917
7,155	5.500%, 11/15/19 – NPFG Insured	11/12 at 100.00	A	7,311,551

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
2,800	5.750%, 10/01/37	10/17 at 100.00	N/R	1,466,584
2,000	5.875%, 10/01/46	10/17 at 102.00	N/R	1,047,520

500	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)	12/12 at 100.00	BB–	460,300

3,670	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, Terminal One Group JFK Project, Series 2005, 5.500%, 1/01/24 (Alternative Minimum Tax)	1/16 at 100.00	A3	3,870,125

3,040	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/44	11/21 at 100.00	A+	3,293,506

580	New York State Thruway Authority, General Revenue Bonds, Refunding Series 2007H, 5.000%, 1/01/25 – FGIC Insured	1/18 at 100.00	A+	662,093

	New York State Thruway Authority, General Revenue Bonds, Series 2005F:
5,265	5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	A+	5,795,765
295	5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	A+	318,603

Nuveen Investments	63

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund (continued)

May 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Transportation (continued)

	New York State Thruway Authority, General Revenue Bonds, Series 2005G:
$1,600	5.000%, 1/01/30 – AGM Insured	7/15 at 100.00	AA–		$1,759,712
3,000	5.000%, 1/01/32 – AGM Insured	7/15 at 100.00	AA–		3,299,460

	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International Airport, Series 1998:
1,000	5.000%, 4/01/18 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	BBB		1,000,300
1,500	5.000%, 4/01/28 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	BBB		1,450,515

4,000	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)	10/12 at 100.00	BBB		4,044,000

5,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Second Series 2007, 5.000%, 11/01/28 (Alternative Minimum Tax)	5/18 at 100.00	Aa2		5,539,750

	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005:
500	5.000%, 12/01/19 – AGM Insured	6/15 at 101.00	Aa2		565,695
2,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	Aa2		2,152,860
1,725	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	Aa2		1,843,939

1,535	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 17.352%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	Aa2		2,167,604

3,485	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/36	12/20 at 100.00	BBB–		3,917,628

4,545	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	12/12 at 100.00	BBB		4,545,500

250	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax) (4)	12/12 at 100.00	N/R		130,468

15,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Bonds, Series 2011A, 5.000%, 1/01/28	1/22 at 100.00	AA–		17,860,800

15,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds, Series 2002B, 5.250%, 11/15/19	11/12 at 100.00	AA–		15,332,100

1,560	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Series 2002E, 5.500%, 11/15/20 – NPFG Insured	No Opt. Call	A+		1,980,576

1,500	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Tender Option Bond Trust 1184, 9.031%, 5/15/16 (IF)	No Opt. Call	AA–		1,884,450
112,225	Total Transportation				118,812,383
	U.S. Guaranteed – 1.8% (5)

685	Dormitory Authority of the State of New York, Insured Revenue Bonds, D’Youville College, Series 2001, 5.250%, 7/01/20 (Pre-refunded 7/01/12) – RAAI Insured	7/12 at 101.00	N/R	(5)	694,754

2,000	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center, Series 2003-1, 5.000%, 7/01/21 (Pre-refunded 7/01/13) – NPFG Insured	7/13 at 100.00	Aa2	(5)	2,103,040

1,250	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Group, Series 2003, 5.375%, 5/01/23 (Pre-refunded 5/01/13)	5/13 at 100.00	Aaa		1,309,038

220	Dormitory Authority of the State of New York, Suffolk County, Lease Revenue Bonds, Judicial Facilities, Series 1991A, 9.500%, 4/15/14 – FGIC Insured (ETM)	10/12 at 102.34	Baa1	(5)	242,235

1,100	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, Series 2004, 5.750%, 5/01/26 (Pre-refunded 5/01/14) – AGM Insured	5/14 at 100.00	AA–	(5)	1,214,081

64	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed (5) (continued)

$500	Erie County Water Authority, New York, Water Revenue Bonds, Series 1990B, 6.750%, 12/01/14 – AMBAC Insured (ETM)	No Opt. Call	N/R	(5)	$544,535

	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1997B:
855	5.000%, 7/01/20 – AMBAC Insured (ETM)	7/12 at 100.00	N/R	(5)	893,817
1,295	5.125%, 7/01/24 – AMBAC Insured (ETM)	7/12 at 100.00	N/R	(5)	1,357,445

575	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E, 5.000%, 2/01/23 (Pre-refunded 2/01/13) – FGIC Insured	2/13 at 100.00	Aaa		593,423

1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds, Fiscal Series 2003D, 5.000%, 2/01/22 (Pre-refunded 2/01/13) – NPFG Insured	2/13 at 100.00	Aaa		1,032,040

1,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, Museum of Modern Art, Series 2001D, 5.125%, 7/01/31 (Pre-refunded 7/01/12) – AMBAC Insured	7/12 at 100.00	AA	(5)	1,004,080

	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Huntington Hospital, Series 2002C:
850	6.000%, 11/01/22 (Pre-refunded 11/01/12)	11/12 at 100.00	A–	(5)	870,485
1,220	5.875%, 11/01/32 (Pre-refunded 11/01/12)	11/12 at 100.00	A–	(5)	1,248,768
12,550	Total U.S. Guaranteed				13,107,741
	Utilities – 9.5%

3,000	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds, NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42	2/20 at 100.00	Baa3		3,308,310

1,200	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AA–		1,312,284

6,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A, 0.000%, 12/01/19 – AGM Insured	No Opt. Call	AA–		5,236,500

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
2,350	0.000%, 6/01/20 – AGM Insured	No Opt. Call	AA–		1,993,200
2,000	0.000%, 6/01/24 – AGM Insured	No Opt. Call	AA–		1,440,740
2,000	0.000%, 6/01/25 – AGM Insured	No Opt. Call	AA–		1,377,840

1,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A, 5.000%, 9/01/27 – AGM Insured	9/12 at 100.00	AA–		1,504,500

6,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003C, 5.000%, 9/01/16 – CIFG Insured	9/13 at 100.00	A		6,275,160

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
8,800	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A		9,693,112
1,200	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	A		1,314,528
2,615	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A		2,857,071

750	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B, 5.000%, 12/01/35 – CIFG Insured	6/16 at 100.00	A		790,650

5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006C, 5.000%, 9/01/35 – BHAC Insured	9/16 at 100.00	AA+		5,339,350

	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A:
10,000	6.000%, 5/01/33	5/19 at 100.00	A		12,009,700
5,000	5.500%, 5/01/33 – BHAC Insured	5/19 at 100.00	AA+		5,814,400

2,400	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project, Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)	6/13 at 100.00	A–		2,486,928

1,000	New York State Energy Research and Development Authority, Electric Facilities Revenue Bonds, Long Island Lighting Company, Series 1995A, 5.300%, 8/01/25 – NPFG Insured (Alternative Minimum Tax)	9/12 at 100.00	A–		1,001,220

Nuveen Investments	65

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund (continued)

May 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities (continued)

$1,500	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Bonds, American Ref-Fuel Company of Niagara LP, Series 2001A, 5.450%, 11/15/26 (Mandatory put 11/15/12) (Alternative Minimum Tax)	11/12 at 100.00	Baa2	$1,519,140

400	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Bonds, American Ref-Fuel Company of Niagara LP, Series 2001C, 5.625%, 11/15/24 (Mandatory put 11/15/14) (Alternative Minimum Tax)	11/12 at 100.00	Baa2	405,604

200	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001D, 5.550%, 11/15/24 (Mandatory put 11/15/15)	11/12 at 100.00	Baa2	202,796

520	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%, 11/15/19 – FGIC Insured	11/15 at 100.00	Aa2	593,902

	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998:
480	5.300%, 1/01/13 (Alternative Minimum Tax)	7/12 at 100.00	N/R	480,077
4,000	5.500%, 1/01/23 (Alternative Minimum Tax)	7/12 at 100.00	N/R	3,999,640
67,915	Total Utilities			70,956,652
	Water and Sewer – 6.6%

8,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44	12/21 at 100.00	AA+	8,955,599

	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Series 2011HH:
10,500	5.000%, 6/15/29	6/21 at 100.00	AA+	12,292,139
4,500	5.000%, 6/15/31	6/21 at 100.00	AA+	5,213,654
2,000	5.000%, 6/15/32	6/21 at 100.00	AA+	2,308,619

2,105	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Series 2006B, 5.000%, 6/15/36 – NPFG Insured	6/16 at 100.00	AAA	2,351,010

3,340	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2005C, 5.000%, 6/15/27 – NPFG Insured	6/15 at 100.00	AAA	3,694,907

4,000	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, Pooled Loan Issue, Series 2002F, 5.250%, 11/15/18	11/12 at 100.00	AAA	4,091,159

2,950	Niagara Falls Public Water Authority, New York, Water and Sewerage Revenue Bonds, Series 2005, 5.000%, 7/15/27 – SYNCORA GTY Insured	7/15 at 100.00	BBB–	3,083,605

1,520	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	Baa2	1,623,845

4,000	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%, 6/01/28 – NPFG Insured	6/15 at 100.00	AAA	4,260,439

1,455	Western Nassau County Water Authority, New York, Water System Revenue Bonds, Series 2005, 5.000%, 5/01/18 – AMBAC Insured	5/15 at 100.00	AA–	1,599,872
44,370	Total Water and Sewer			49,474,848
$700,905	Total Investments (cost $696,797,775) – 100.1%			746,070,561
	Floating Rate Obligations – (1.1)%			(7,955,000)
	Other Assets Less Liabilities – 1.0%			7,383,653
	Net Assets – 100%			$745,499,214

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value

66	Nuveen Investments

measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$746,070,561	$—	$746,070,561

During the period ended May 31, 2012, the Fund recognized no transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2012, the cost of investments was $688,347,890.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2012, were as follows:

Gross unrealized:
Appreciation	$52,526,888
Depreciation	(2,760,191)
Net unrealized appreciation (depreciation) of investments	$49,766,697

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Nuveen Investments	67

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: July 30, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: July 30, 2012